UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund III

Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund

Barrow Hanley Credit Opportunities Fund

Barrow Hanley Emerging Markets Value Fund

Barrow Hanley Floating Rate Fund

Barrow Hanley International Value Fund

Barrow Hanley Total Return Bond Fund

Barrow Hanley US Value Opportunities Fund

Semi-Annual Report	April 30, 2022

Investment Adviser: Perpetual US Services LLC, Doing Business As PGIA Sub-Adviser: Barrow, Hanley, Mewhinney & Strauss, LLC

The Advisors’ Inner Circle Fund III	Barrow Hanley
April 30, 2022

The Funds file their complete schedules of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http://www.sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-866-778-6397; and (ii) on the SEC’s website at http://www.sec.gov.

The Advisors’ Inner Circle Fund III	Barrow Hanley
Concentrated Emerging Markets ESG Opportunities Fund
April 30, 2022 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 94.3%
	Shares	Value
BRAZIL — 6.1%
Neoenergia	47,504	$180,448
TIM	61,100	167,334

		347,782

CHINA — 15.2%
Beijing Capital International Airport, Cl H *	215,471	118,167
BOC Hong Kong Holdings	47,690	172,962
Fosun International	126,417	133,378
Haier Smart Home, Cl H	44,000	156,037
Industrial & Commercial Bank of China, Cl H	262,000	159,458
Shanghai Pharmaceuticals Holding, Cl H	75,228	121,899

		861,901

COLOMBIA — 5.0%
Bancolombia ADR	7,326	284,029

HONG KONG — 11.8%
ASM Pacific Technology	12,100	121,757
CLP Holdings	20,000	194,873
Hongkong Land Holdings	39,172	182,576
WH Group	243,500	168,315

		667,521

INDONESIA — 9.9%
Astra International	432,800	225,982
Bank Mandiri Persero	544,410	335,798

		561,780

MEXICO — 8.1%
Fibra Uno Administracion ‡	149,280	163,131
Gruma, Cl B	8,960	106,713
Grupo Financiero Banorte, Cl O	29,121	191,938

		461,782

COMMON STOCK — (continued)

	Shares	Value

PHILIPPINES — 4.2%
Ayala Land	219,234	$133,976
BDO Unibank	43,030	106,405

		240,381

SOUTH AFRICA — 9.0%
Gold Fields	17,109	234,921
Netcare	155,268	150,383
Vodacom Group	12,826	123,519

		508,823

SOUTH KOREA — 8.5%
E-MART	1,403	145,017
Hankook Tire & Technology	3,700	101,459
Samsung Fire & Marine Insurance	617	102,161
Shinhan Financial Group	4,082	135,183

		483,820

TAIWAN — 7.2%
Bizlink Holding	12,000	120,352
General Interface Solution Holding	55,000	168,610
Pegatron	49,692	117,593

		406,555

UNITED ARAB EMIRATES — 6.4%
Emaar Properties PJSC	209,666	361,111

VIETNAM — 2.9%
Vietnam Dairy Products JSC	50,300	162,380

TOTAL COMMON STOCK (Cost $5,278,433)		5,347,865

TOTAL INVESTMENTS — 94.3% (Cost $5,278,433)		$5,347,865

Percentages are based on Net Assets of $5,671,877.
*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt

Cl — Class

JSC — Joint Stock Company

PJSC — Public Joint Stock Company

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley
Concentrated Emerging Markets ESG Opportunities Fund
April 30, 2022 (Unaudited)

The following is a summary of the inputs used as of April 30, 2022 when valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock
Brazil	$347,782	$–	$–	$347,782
China	–	861,901	–	861,901
Colombia	284,029	–	–	284,029
Hong Kong	–	667,521	–	667,521
Indonesia	–	561,780	–	561,780
Mexico	461,782	–	–	461,782
Philippines	–	240,381	–	240,381
South Africa	–	508,823	–	508,823
South Korea	–	483,820	–	483,820
Taiwan	–	406,555	–	406,555
United Arab Emirates	–	361,111	–	361,111
Vietnam	–	162,380	–	162,380

Total Common Stock	1,093,593	4,254,272	–	5,347,865

Total Investments in Securities	$1,093,593	$4,254,272	$–	$5,347,865

Amounts designated as “–” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley
Credit Opportunities Fund
April 30, 2022 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 71.0%

	Face Amount	Value
COMMUNICATION SERVICES — 7.8%
CCO Holdings 4.750%, 03/01/2030 (A)	$1,500,000	$1,340,625
CSC Holdings 4.625%, 12/01/2030 (A)	2,000,000	1,530,000
4.125%, 12/01/2030 (A)	1,500,000	1,237,500
Gray Escrow II 5.375%, 11/15/2031 (A)	500,000	430,980
Gray Television 4.750%, 10/15/2030 (A)	250,000	217,500
LCPR Senior Secured Financing DAC
5.125%, 07/15/2029 (A)	1,000,000	910,305
UPC Broadband Finco BV 4.875%, 07/15/2031 (A)	1,000,000	878,750
Virgin Media Finance 5.000%, 07/15/2030 (A)	1,000,000	870,000
Virgin Media Secured Finance 5.500%, 05/15/2029 (A)	1,250,000	1,156,250
VTR Comunicaciones 4.375%, 04/15/2029 (A)	1,000,000	845,000
VZ Secured Financing BV 5.000%, 01/15/2032 (A)	500,000	431,455

		9,848,365

CONSUMER DISCRETIONARY — 5.5%
Allied Universal Holdco 4.625%, 06/01/2028 (A)	1,250,000	1,105,312
Goodyear Tire & Rubber 5.625%, 04/30/2033	1,500,000	1,291,980
Ken Garff Automotive 4.875%, 09/15/2028 (A)	600,000	546,024
Lithia Motors 3.875%, 06/01/2029 (A)	250,000	225,743
PetSmart 7.750%, 02/15/2029 (A)	500,000	497,500
4.750%, 02/15/2028 (A)	250,000	232,500
Rent-A-Center 6.375%, 02/15/2029 (A)	1,500,000	1,293,960
Sonic Automotive 4.875%, 11/15/2031 (A)	1,000,000	853,630

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
Sotheby’s 5.875%, 06/01/2029 (A)	$500,000	$469,629
Wynn Macau 5.125%, 12/15/2029 (A)	500,000	394,180

		6,910,458

CONSUMER STAPLES — 3.0%
Ashton Woods USA 6.625%, 01/15/2028 (A)	250,000	243,083
Energizer Holdings 6.500%, 12/31/2027 (A)	50,000	48,000
Mozart Debt Merger Sub 5.250%, 10/01/2029 (A)	500,000	435,000
3.875%, 04/01/2029 (A)	500,000	436,880
STL Holding 7.500%, 02/15/2026 (A)	1,500,000	1,417,500
United Natural Foods 6.750%, 10/15/2028 (A)	1,000,000	1,000,730
US Foods 4.625%, 06/01/2030 (A)	205,000	183,475

		3,764,668

ENERGY — 5.8%
Colgate Energy Partners III 5.875%, 07/01/2029 (A)	500,000	497,500
CQP Holdco 5.500%, 06/15/2031 (A)	1,073,000	989,628
DCP Midstream Operating 5.850%, ICE LIBOR USD 3 Month + 3.850%,
05/21/2043 (A)(B)	2,000,000	1,817,740
Global Partners 7.000%, 08/01/2027	1,500,000	1,466,250
PBF Holding 9.250%, 05/15/2025 (A)	1,000,000	1,036,690
7.250%, 06/15/2025	1,064,000	1,027,345
6.000%, 02/15/2028	500,000	440,000

		7,275,153

FINANCIALS — 6.8%
Burford Capital Global Finance 6.250%, 04/15/2028 (A)	1,500,000	1,476,380
Freedom Mortgage 8.250%, 04/15/2025 (A)	782,000	750,720
6.625%, 01/15/2027 (A)	1,000,000	865,500
LFS Topco 5.875%, 10/15/2026 (A)	340,000	314,500
LPL Holdings 4.000%, 03/15/2029 (A)	1,250,000	1,137,500
Nationstar Mortgage Holdings 5.750%, 11/15/2031 (A)	750,000	665,625
5.500%, 08/15/2028 (A)	250,000	227,500
New Residential Investment 6.250%, 10/15/2025 (A)	1,250,000	1,190,625
PHH Mortgage 7.875%, 03/15/2026 (A)	125,000	112,484
PROG Holdings 6.000%, 11/15/2029 (A)	2,000,000	1,767,400

		8,508,234

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley
Credit Opportunities Fund
April 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
HEALTH CARE — 5.1%
180 Medical 3.875%, 10/15/2029 (A)	$500,000	$445,000
AHP Health Partners 5.750%, 07/15/2029 (A)	1,000,000	902,500
Bausch Health 6.250%, 02/15/2029 (A)	100,000	72,776
6.125%, 02/01/2027 (A)	250,000	240,028
5.250%, 01/30/2030 (A)	1,500,000	1,041,150
5.250%, 02/15/2031 (A)	50,000	34,750
5.000%, 02/15/2029 (A)	125,000	87,907
4.875%, 06/01/2028 (A)	250,000	221,812
Emergent BioSolutions 3.875%, 08/15/2028 (A)	1,500,000	1,273,125
HealthEquity 4.500%, 10/01/2029 (A)	250,000	228,438
Jazz Securities DAC 4.375%, 01/15/2029 (A)	250,000	230,313
MEDNAX 5.375%, 02/15/2030 (A)	500,000	465,875
Organon 4.125%, 04/30/2028 (A)	250,000	232,575
Owens & Minor 6.625%, 04/01/2030 (A)	125,000	122,361
Tenet Healthcare 4.375%, 01/15/2030 (A)	500,000	454,935
Vizient 6.250%, 05/15/2027 (A)	315,000	325,237

		6,378,782

INDUSTRIALS — 13.1%
AerCap Global Aviation Trust 6.500%, ICE LIBOR USD 3 Month + 4.300%, 06/15/2045 (A)(B)	500,000	485,000
American Airlines 5.750%, 04/20/2029 (A)	1,000,000	963,575
5.500%, 04/20/2026 (A)	750,000	743,437
BCPE Empire Holdings 7.625%, 05/01/2027 (A)	250,000	234,307
Beacon Roofing Supply 4.125%, 05/15/2029 (A)	1,050,000	924,137
BWX Technologies 4.125%, 06/30/2028 (A)	500,000	463,750
Covanta Holding 4.875%, 12/01/2029 (A)	1,125,000	1,023,525
Dycom Industries 4.500%, 04/15/2029 (A)	1,300,000	1,186,250
First Student Bidco 4.000%, 07/31/2029 (A)	250,000	223,750
GEO Group 5.125%, 04/01/2023	1,875,000	1,788,281
GFL Environmental 4.750%, 06/15/2029 (A)	50,000	45,375
4.375%, 08/15/2029 (A)	250,000	221,800
4.000%, 08/01/2028 (A)	800,000	704,000

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
Harsco 5.750%, 07/31/2027 (A)	$500,000	$450,000
ILFC E-Capital Trust I 4.050%, 12/21/2065 (A)(B)	2,455,000	1,914,900
ILFC E-Capital Trust II 4.300%, 12/21/2065 (A)(B)	1,000,000	800,000
Interface 5.500%, 12/01/2028 (A)	1,324,000	1,199,584
ITT Holdings 6.500%, 08/01/2029 (A)	1,000,000	885,000
OT Merger 7.875%, 10/15/2029 (A)	125,000	106,250
Roller Bearing of America 4.375%, 10/15/2029 (A)	125,000	112,500
SPX FLOW 8.750%, 04/01/2030 (A)	250,000	225,208
TransMontaigne Partners 6.125%, 02/15/2026	1,000,000	978,750
Wabash National 4.500%, 10/15/2028 (A)	125,000	104,625
Waste Pro USA 5.500%, 02/15/2026 (A)	750,000	667,200

		16,451,204

INFORMATION TECHNOLGY — 3.2%
America Movil 5.375%, 04/04/2032 (A)	500,000	455,105
Ciena 4.000%, 01/31/2030 (A)	200,000	182,376
Total Play Telecomunicaciones 6.375%, 09/20/2028 (A)	3,000,000	2,499,030
Vmed O2 UK Financing I 4.750%, 07/15/2031 (A)	1,000,000	857,500

		3,994,011

MATERIALS — 12.8%
Allegheny Technologies 5.125%, 10/01/2031	1,500,000	1,354,935
Ardagh Metal Packaging Finance USA 4.000%, 09/01/2029 (A)	500,000	428,515
Axalta Coating Systems 3.375%, 02/15/2029 (A)	1,000,000	865,230
Canpack 3.875%, 11/15/2029 (A)	250,000	214,695
Chemours 4.625%, 11/15/2029 (A)	2,500,000	2,165,625
Compass Minerals International 6.750%, 12/01/2027 (A)	1,000,000	1,012,370
Diamond BC BV 4.625%, 10/01/2029 (A)	500,000	430,115
Graham Packaging 7.125%, 08/15/2028 (A)	500,000	450,840
Graphic Packaging International 3.750%, 02/01/2030 (A)	500,000	438,365
Kaiser Aluminum 4.500%, 06/01/2031 (A)	500,000	431,250

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley
Credit Opportunities Fund
April 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
LABL 8.250%, 11/01/2029 (A)	$750,000	$615,000
5.875%, 11/01/2028 (A)	250,000	228,578
Mercer International 5.125%, 02/01/2029	500,000	464,455
Pactiv Evergreen Group Issuer 4.375%, 10/15/2028 (A)	1,750,000	1,544,375
Polar US Borrower 6.750%, 05/15/2026 (A)	2,000,000	1,620,000
Schweitzer-Mauduit International 6.875%, 10/01/2026 (A)	1,000,000	898,370
TMS International 6.250%, 04/15/2029 (A)	1,500,000	1,305,000
TriMas 4.125%, 04/15/2029 (A)	1,250,000	1,115,625
WR Grace Holdings 5.625%, 08/15/2029 (A)	500,000	425,950

		16,009,293

REAL ESTATE — 6.9%
Howard Hughes 4.375%, 02/01/2031 (A)	3,000,000	2,668,260
Iron Mountain 5.625%, 07/15/2032 (A)	250,000	226,055
5.250%, 07/15/2030 (A)	500,000	458,270
5.000%, 07/15/2028 (A)	250,000	236,833
4.875%, 09/15/2029 (A)	250,000	229,011
iStar 5.500%, 02/15/2026	1,500,000	1,460,055
Realogy Group 5.250%, 04/15/2030 (A)	2,000,000	1,620,380
Service Properties Trust 7.500%, 09/15/2025	1,250,000	1,247,662
5.500%, 12/15/2027	500,000	455,000

		8,601,526

UTILITIES — 1.0%
Vistra 7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.740%(A)(B)(C)	1,000,000	972,500
Vistra Operations 4.375%, 05/01/2029 (A)	250,000	226,870

		1,199,370

TOTAL CORPORATE OBLIGATIONS (Cost $91,997,394)		88,941,064

REGISTERED INVESTMENT COMPANY — 24.4%

	Shares	Value
Barrow Hanley Floating Rate Fund †	3,069,613	$30,616,938

TOTAL REGISTERED INVESTMENT COMPANY (Cost $30,572,418)		30,616,938

CONVERTIBLE BOND — 2.4%

	Face Amount
MGIC Investment 9.000%, 04/01/2063 (A)	$2,275,000	3,037,125

TOTAL CONVERTIBLE BOND (Cost $3,033,341)		3,037,125

TOTAL INVESTMENTS — 97.8% (Cost $125,603,153)		$122,595,127

Percentages are based on Net Assets of $125,348,358.
†	Investment in Affiliated Security.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2022, the value of these securities amounted to $80,003,476, representing 63.8% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

L.P. — Limited Partnership

SPX — Standard & Poor’s 500 Index

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Obligations	$—	$88,941,064	$—	$88,941,064
Registered Investment Company	30,616,938	—	—	30,616,938
Convertible Bond	—	3,037,125	—	3,037,125

Total Investments in Securities	$30,616,938	$91,978,189	$—	$122,595,127

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley
Credit Opportunities Fund
April 30, 2022 (Unaudited)

The following is a summary of the Fund’s transactions with affiliates for the period ended April 30, 2022:

Security Description	Value 4/11/2022	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Net Unrealized Appreciation	Value 4/30/2022	Shares	Income	Capital Gains

Barrow Hanley Floating Rate Fund	$ —	$30,572,418	$ —	$—	$44,520	$30,616,938	3,069,613	$—	$—

Amounts designated as “–” are $0.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley
Emerging Markets Value Fund
April 30, 2022 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.5%

	Shares	Value
BRAZIL — 5.5%
Neoenergia	11,800	$44,823
TIM	13,400	36,699
Ultrapar Participacoes	10,800	29,054

		110,576

CHINA — 21.1%
Baidu, Cl A *	1,150	18,126
Beijing Capital International
Airport, Cl H *	56,000	30,711
BOC Hong Kong Holdings	12,500	45,335
China Petroleum & Chemical, Cl H	74,000	36,291
Fosun International	31,500	33,234
Haier Smart Home, Cl H	8,000	28,370
Industrial & Commercial Bank of China, Cl H	90,000	54,776
Kunlun Energy	30,000	25,036
PICC Property & Casualty, Cl H	40,000	40,802
Shandong Weigao Group Medical Polymer, Cl H	20,700	22,011
Shanghai Pharmaceuticals Holding, Cl H	16,600	26,899
Sun Art Retail Group	60,000	18,638
Tingyi Cayman Islands Holding	10,959	20,132
TravelSky Technology, Cl H	14,000	21,246

		421,607

COLOMBIA — 3.5%
Bancolombia ADR	985	38,189
Ecopetrol ADR	1,932	31,356

		69,545

GREECE — 1.9%
OPAP	2,503	36,986

HONG KONG — 7.1%
ASM Pacific Technology	2,900	29,181
CLP Holdings	4,000	38,975
Hongkong Land Holdings	8,200	38,219
WH Group	50,000	34,562

		140,937

COMMON STOCK — (continued)

	Shares	Value
INDIA — 3.4%
Axis Bank *	2,486	$23,395
IndusInd Bank	1,975	25,011
Sun TV Network	3,109	19,549

		67,955

INDONESIA — 4.3%
Astra International	111,900	58,427
Bank Mandiri Persero	45,900	28,312

		86,739

MACAO — 1.4%
Galaxy Entertainment Group	5,000	28,485

MALAYSIA — 2.4%
Genting Malaysia	70,100	48,833

MEXICO — 7.4%
Fibra Uno Administracion ‡	42,000	45,897
Gruma, Cl B	2,385	28,405
Grupo Financiero Banorte, Cl O	7,300	48,115
Kimberly-Clark de Mexico, Cl A	18,200	25,329

		147,746

PHILIPPINES — 3.7%
Ayala Land	59,800	36,544
BDO Unibank	15,270	37,760

		74,304

RUSSIA — 0.0%
Alrosa PJSC (A)(B)	12,058	–
Moscow Exchange MICEX-RTS PJSC *(A)(B)	8,812	–

		–

SINGAPORE — 1.6%
Singapore Telecommunications	16,100	31,947

SOUTH AFRICA — 8.1%
Absa Group	2,295	24,778
Gold Fields	2,201	30,222
Growthpoint Properties ‡	32,315	28,862
Netcare	34,728	33,635
Vodacom Group	4,489	43,231

		160,728

SOUTH KOREA — 9.5%
E-MART	264	27,288
Hankook Tire & Technology	850	23,308
Korea Investment Holdings	468	25,982
Samsung Fire & Marine Insurance	202	33,446
Shinhan Financial Group	1,176	38,946
SK Hynix	466	40,540

		189,510

TAIWAN — 7.0%
Bizlink Holding	3,790	38,011
Cathay Financial Holding	19,000	39,768

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley
Emerging Markets Value Fund
April 30, 2022 (Unaudited)

COMMON STOCK — (continued)

	Shares	Value
General Interface Solution Holding	9,837	$30,157
Pegatron	13,000	30,763

		138,699

THAILAND — 4.6%
PTT Exploration & Production PCL	14,100	61,599
Thai Beverage PCL	60,300	29,697

		91,296

UNITED ARAB EMIRATES — 3.3%
Emaar Properties PJSC	38,091	65,605

UNITED KINGDOM — 0.7%
Investec PLC	2,444	14,485

TOTAL COMMON STOCK (Cost $1,932,131)		1,925,983

PREFERRED STOCK — 2.4%
BRAZIL — 2.4%
Cia Energetica de Minas Gerais (C)	15,700	47,793

TOTAL PREFERRED STOCK (Cost $36,262)		47,793

TOTAL INVESTMENTS — 98.9% (Cost $1,968,393)		$1,973,776

Percentages are based on Net Assets of $1,995,573.
*	Non-income producing security.
‡	Real Estate Investment Trust.
(A)	Securities considered illiquid. The total value of such securities as of April 30, 2022 was $– and represented –% of the Net Assets of the Fund.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PCL — Public Company Limited

PLC — Public Limited Company

PJSC — Public Joint Stock Company

The following is a summary of the inputs used as of April 30, 2022 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Common Stock
Brazil	$110,576	$–	$–		$110,576
China	–	421,607	–		421,607
Colombia	69,545	–	–		69,545
Greece	–	36,986	–		36,986
Hong Kong	–	140,937	–		140,937
India	–	67,955	–		67,955
Indonesia	–	86,739	–		86,739
Macao	–	28,485	–		28,485
Malaysia	–	48,833	–		48,833
Mexico	147,746	–	–		147,746
Philippines	–	74,304	–		74,304
Russia	–	–	–	^	–
Singapore	–	31,947	–		31,947
South Africa	–	160,728	–		160,728
South Korea	–	189,510	–		189,510
Taiwan	–	138,699	–		138,699
Thailand	–	91,296	–		91,296
United Arab Emirates	–	65,605	–		65,605
United Kingdom	–	14,485	–		14,485

Total Common Stock	327,867	1,598,116	–		1,925,983
Preferred Stock Brazil	47,793	–	–		47,793

Total Investments in Securities	$375,660	$1,598,116	$–		$1,973,776

(1)

A reconciliation of Level 3 investments is presented when the fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Security is fair valued at zero. Level 3 security in accordance with fair value hierarchy.

Amounts designated as “—” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley
Floating Rate Fund
April 30, 2022 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

BANK LOAN OBLIGATIONS — 89.5%

	Face Amount	Value
AEROSPACE AND DEFENSE — 1.1%
Peraton Corp., Term B Loan, 1st Lien
4.514%, LIBOR + 3.750%, 02/01/2028	$1,215,750	$1,204,917

AUTOMOBILE — 5.0%
Adient US LLC, Tranche B-1 Term Loan 1st Lien
4.014%, 04/10/2028	2,977,500	2,952,072
Midas Intermediate Holdco II, LLC, Closing Date Term Loan, 1st Lien
4.500%, LIBOR + 3.750%, 12/22/2025	3,022,409	2,779,498

		5,731,570

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value
BEVERAGE, FOOD AND TOBACCO — 1.5%
8th Avenue Food, Term Loan, 1st Lien
0.000%, 10/01/2025 (A)	$995,000	$869,381
Alpine US, Term Loan 1st Lien
0.000%, 05/03/2028 (A)	426,147	413,363
Woof Holdings, Inc., Initial Term Loan, 1st Lien
4.678%, LIBOR + 3.750%, 12/21/2027	495,000	490,877

		1,773,621

BROADCASTING AND
ENTERTAINMENT — 0.9%
CSC Holdings, LLC, September 2019 Initial Term Loan, 1st Lien
3.054%, LIBOR + 2.500%, 04/15/2027	502,538	492,176
Virgin Media Bristol LLC, Facility Q, 1st Lien
3.804%, LIBOR + 3.250%, 01/31/2029	500,000	497,125

		989,301

BUILDINGS AND REAL ESTATE — 4.6%
Aegion Corporation, Initial Term Loan, 1st Lien
5.500%, LIBOR + 4.750%, 05/17/2028	995,000	985,050
Potters Industries, LLC, Initial Term Loan, 1st Lien
5.006%, LIBOR + 4.000%, 12/14/2027	1,485,000	1,473,863
Werner Finco LP (Werner Finco,Inc.), Initial Term Loan, 1st Lien
5.006%, LIBOR + 4.000%, 07/24/2024	1,423,321	1,403,750
WireCo WorldGroup Inc., Initial Term Loan, 1st Lien
4.750%, LIBOR + 4.250%, 11/13/2028	1,486,111	1,465,677

		5,328,340

CARGO TRANSPORT — 2.5%
First Student Bidco Inc., Initial Term B Loan, 1st Lien
3.983%, LIBOR + 3.000%, 07/21/2028	364,283	356,997
First Student Bidco Inc., Initial Term C Loan, 1st Lien
3.983%, LIBOR + 3.000%, 07/21/2028	134,804	132,108

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley
Floating Rate Fund
April 30, 2022 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value
Kenan Advantage Group,Inc., The, U.S. Term B-1 Loan, 1st Lien
4.514%, LIBOR + 3.750%, 03/24/2026	$491,269	$485,231
Kenan Advantage, Term Loan, 1st Lien
8.000%, 09/01/2027	1,250,000	1,210,938
LaserShip, Inc., Initial Loan, 1st Lien
8.250%, LIBOR + 7.500%, 05/07/2029	250,000	247,812
LaserShip, Inc., Initial Term Loan, 2nd Lien
5.250%, LIBOR + 4.500%, 05/07/2028 (B)	495,000	490,050

		2,923,136

CHEMICALS, PLASTICS AND RUBBER — 3.2%
DCG Acquisition Corp., Term Loan B, 1st Lien
5.264%, LIBOR + 4.500%, 09/30/2026 (C)	495,000	486,956
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
4.006%, LIBOR + 3.000%, 10/01/2025	1,117,140	1,099,913
Schenectady International Group, Inc., Term Loan, 1st Lien
5.264%, 10/15/2025	907,203	884,524
Sparta U.S. Holdco LLC, Initial Term Loan, 1st Lien
4.250%, LIBOR + 3.500%, 08/02/2028	249,375	247,270
W. R. Grace Holdings LLC, Initial Term Loan, 1st Lien
4.813%, LIBOR + 3.750%, 09/22/2028	997,500	987,775

		3,706,438

CONTAINERS, PACKAGING AND GLASS — 1.9%
Five Start, Term Loan, 1st Lien
0.000%, 04/27/2029 (A)(B)	500,000	495,000
Graham Packaging Company Inc., Initial Term Loan (2021), 1st Lien
3.764%, LIBOR + 3.000%, 08/04/2027	1,458,470	1,426,661
Pregis TopCo LLC, Third Amendment Refinancing Term Loan, 1st Lien
4.764%, LIBOR + 4.000%, 07/31/2026	248,750	243,775

		2,165,436

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value
DIVERSIFIED NATURAL RESOURCES, PRECIOUS METALS AND MINERALS — 2.6%
Schweitzer-Mauduit International, Inc., Term B Loan, 1st Lien
4.563%, LIBOR + 3.750%, 04/20/2028	$2,977,500	$2,927,865

DIVERSIFIED/CONGLOMERATE MANUFACTURING — 1.3%
TK Elevator Midco GmbH, Facility B1 (USD), 1st Lien
4.019%, LIBOR + 3.500%, 07/30/2027	1,481,353	1,465,621

DIVERSIFIED/CONGLOMERATE SERVICE — 9.0%
BIFM/Brookfield Global, Term Loan, 1st Lien
3.957%, 05/01/2026	970,492	957,147
Embecta Corp., Initial Term Loan, 1st Lien
3.651%, CME Term SOFR + 3.000%, 03/30/2029	913,043	901,630
Geo Group, Term Loan B (2018)
2.750%, 03/22/2024 (C)	2,425,949	2,285,850
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
4.014%, LIBOR + 3.250%, 10/23/2028	1,000,000	982,500
Mercury Borrower, Inc., Initial Term Loan, 1st Lien
4.563%, LIBOR + 3.500%, 08/02/2028	997,500	981,709
NAB Holdings, LLC, Initial Term Loan, 1st Lien
3.651%, CME Term SOFR + 3.000%, 11/23/2028	498,750	490,521
Paya Holdings III, LLC, Initial Term Loan, 1st Lien
4.256%, LIBOR + 3.250%, 06/25/2028	995,000	981,319
Service Logic Acquisition, Inc., Closing Date Initial Term Loan, 1st Lien
5.005%, LIBOR + 4.000%, 10/29/2027	915,182	901,454
Service Logic Acquisition, Inc., Delayed Draw Term Loan, 1st Lien
4.000%, 10/29/2027	76,119	74,978

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley
Floating Rate Fund
April 30, 2022 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value
Sharp Midco LLC, Initial Term Loan, 1st Lien
5.006%, LIBOR + 4.000%, 12/31/2028	$1,000,000	$987,500
Verscend Holding Corp., Term Loan, Tranche B-1, 1st Lien
4.764%, 08/27/2025	731,966	728,768

		10,273,376

ECOLOGICAL — 1.3%
GFL Environmental Inc., 2020 Refinancing Term Loan, 1st Lien
4.239%, LIBOR + 3.000%, 05/30/2025 (C)	1,491,062	1,486,872

ELECTRONICS — 3.8%
Excelitas Technologies Corp. (fka EXC Holdings III Corp.), Initial USD Term Loan, 2nd Lien
4.506%, LIBOR + 3.500%, 12/02/2024 (C)	496,114	491,773
Ingram Micro Inc., Initial Term Loan, 1st Lien
4.506%, LIBOR + 3.500%, 06/30/2028	495,006	492,903
Proofpoint, Inc., Initial Term Loan, 2nd Lien
3.758%, LIBOR + 3.250%, 08/31/2028	498,750	490,231
RealPage, Inc., Initial Term Loan, 2nd Lien
4.014%, LIBOR + 3.250%, 04/24/2028	497,500	489,107
UKG Inc., Initial Term Loan, 1st Lien
4.756%, LIBOR + 3.750%, 05/04/2026 (B)	475,000	472,378
Ultra Clean, Term Loan, 1st Lien
4.207%, 08/27/2025	877,955	874,294
Ultra Electronics, Term Loan, 1st Lien
0.000%, 11/17/2028 (A)	1,000,000	990,750

		4,301,436

FINANCE (INCLUDING STRUCTURED PRODUCTS) — 8.4%
Allspring Buyer LLC, Initial Term Loan, 1st Lien
4.313%, LIBOR + 3.250%, 11/01/2028	887,097	884,755
Fiserv Investment Solutions, Inc., Initial Term Loan, 1st Lien
4.488%, LIBOR + 4.000%, 02/18/2027	982,500	978,403

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value
Global IID Parent LLC, Term B Loan, 1st Lien
5.506%, LIBOR + 4.500%, 12/16/2028	$1,995,000	$1,974,212
Greystone Select, Term Loan, 1st Lien
6.044%, 06/16/2028 (C)	493,846	488,908
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
3.514%, LIBOR + 2.750%, 01/26/2028	1,485,000	1,466,809
KKR Apple Bidco, LLC, Initial Term Loan, 1st Lien
6.514%, LIBOR + 5.750%, 09/21/2029	250,000	249,375
LCPR Loan Financing LLC, 2021 Additional Term Loan, 1st Lien
4.304%, LIBOR + 3.750%, 10/16/2028	500,000	498,335
Madison IAQ LLC, Initial Term Loan, 1st Lien
4.524%, LIBOR + 3.250%, 06/21/2028	496,250	480,742
Osmosis Buyer Limited, 2022 Refinancing Term B Loan, 1st Lien
4.250%, CME Term SOFR + 3.750%, 07/31/2028	227,778	224,124
Padagis LLC, Term B Loan, 1st Lien
5.719%, LIBOR + 4.750%, 07/06/2028 (B)	441,176	440,073
Russell Investments US Institutional Holdco, Inc., 2025 Term Loan, 1st Lien
5.000%, LIBOR + 3.500%, 05/30/2025	2,000,000	1,976,880

		9,662,616

HEALTHCARE, EDUCATION AND CHILDCARE — 12.5%
Bella Holding Company, LLC, Initial Term Loan, 1st Lien
4.514%, LIBOR + 3.750%, 05/10/2028	995,000	986,045
CNT Holdings I Corp, Initial Term Loan, 1st Lien
7.500%, LIBOR + 6.750%, 11/06/2028	750,000	745,627
4.250%, LIBOR + 3.500%, 11/08/2027	1,485,000	1,467,373

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley
Floating Rate Fund
April 30, 2022 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value
Jazz Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 2nd Lien
4.264%, LIBOR + 3.500%, 05/05/2028	$992,500	$990,515
National Mentor Holdings, Inc., Initial Term C Loan, 2nd Lien
4.760%, LIBOR + 3.750%, 03/02/2028	58,309	55,928
National Mentor Holdings, Inc., Initial Term Loan, 1st Lien
8.260%, LIBOR + 7.250%, 03/02/2029	500,000	480,000
4.760%, LIBOR + 3.750%, 03/02/2028	1,837,953	1,762,909
Organon & Co., Dollar Term Loan, 1st Lien
3.563%, LIBOR + 3.000%, 06/02/2028	964,167	958,748
Regionalcare Hospital Partners Holdings, Inc., Term Loan, Tranche B, 1st Lien
4.499%, 11/16/2025	1,520,362	1,500,719
Summit Behavioral Healthcare, LLC, Initial Term Loan, 1st Lien
5.500%, LIBOR + 4.750%, 11/24/2028	1,000,000	980,000
Valeant, Term Loan, 1st Lien
0.000%, 01/27/2027 (A)	2,000,000	1,932,500
WCG Purchaser Corp., Initial Term Loan, 1st Lien
5.006%, LIBOR + 4.000%, 01/08/2027	1,977,412	1,971,242
Women’s Care Holdings, Inc., Initial Term Loan, 1st Lien
5.739%, LIBOR + 4.500%, 01/15/2028	496,250	490,980

		14,322,586

HOME AND OFFICE FURNISHINGS, HOUSEWARES AND DURABLE CONSUMER PRODUCTS — 0.8%
Pactiv Evergreen Inc., Tranche B-3 U.S. Term Loan, 1st Lien
4.264%, LIBOR + 3.500%, 09/24/2028	995,000	969,259

HOTELS, MOTELS, INNS AND GAMING —1.3%
BRE/Everbright M6 Borrower LLC, Initial Term Loan, 2nd Lien
5.750%, LIBOR + 5.000%, 09/09/2026	995,000	978,413

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value
Motel 6 Inc., Term Loan, 1st Lien
0.000%, 04/09/2025 (A)(D)	$564,813	$564,813

		1,543,226

INSURANCE — 0.8%
Asurion, LLC, New B-4 Term Loan, 1st Lien
6.014%, LIBOR + 5.250%, 01/20/2029	1,000,000	969,000

LEISURE, AMUSEMENT, MOTION PICTURES, ENTERTAINMENT — 0.9%
Topgolf International, Inc., Initial Term Loan, 1st Lien
7.000%, LIBOR + 6.250%, 02/09/2026	974,899	985,379

MACHINERY (NON-AGRICULTURE, NON- CONSTRUCTION AND NON- ELECTRONIC) — 5.3%
Alliance Laundry Systems LLC, Initial Term B Loan, 1st Lien
4.250%, LIBOR + 3.500%, 10/08/2027	976,786	970,153
Apex Tool Group, LLC, Initial Term Loan, 2nd Lien
5.750%, CME Term SOFR + 5.250%, 02/08/2029	1,000,000	955,000
ASP Blade Holdings, Inc., Initial Term Loan, 1st Lien
4.764%, LIBOR + 4.000%, 10/13/2028	997,647	978,941
Engineered Machinery, Term Loan, 1st Lien
7.006%, 05/21/2029	500,000	497,500
Filtration Group Corporation, 2021 Incremental Term Loan, 1st Lien
4.264%, LIBOR + 3.500%, 10/21/2028	1,741,250	1,717,308
Pro Mach Group, Inc., Closing Date Initial Term Loan, 1st Lien
5.000%, LIBOR + 4.000%, 08/31/2028	885,929	880,232
Pro Mach Group, Inc., Delayed Draw Term Loan, 1st Lien
5.000%, LIBOR + 4.000%, 08/31/2028	64,246	63,833

		6,062,967

OIL AND GAS — 3.4%
BCP Raptor II, LLC, Initial Term Loan, 1st Lien
5.207%, 10/22/2025	487,268	485,529

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley
Floating Rate Fund
April 30, 2022 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value
CQP Holdco LP, Initial Term Loan, 1st Lien 4.756%, LIBOR + 3.750%, 06/05/2028	$1,990,000	$1,982,537
Epic Crude Services, LP, Term Loan, 1st Lien 5.510%, LIBOR + 5.000%, 03/02/2026	492,500	423,688
Lucid Energy Group II Borrower, LLC, Initial Term Loan (2021), 1st Lien 5.000%, LIBOR + 4.250%, 11/24/2028	995,000	985,259

		3,877,013

PERSONAL AND NON-DURABLE CONSUMER PRODUCTS (MANUFACTURING ONLY) — 1.1%
ABG Intermediate Holdings 2 LLC, Initial Term Loan, 1st Lien 6.801%, CME Term SOFR + 6.000%, 12/20/2029	250,000	247,500
Sunshine Luxembourg VII S.a r.l., Facility B3, 1st Lien 4.756%, LIBOR + 3.750%, 10/01/2026	985,050	975,377

		1,222,877

PERSONAL TRANSPORTATION — 1.3%
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien 5.813%, LIBOR + 4.750%, 04/20/2028	500,000	508,470
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien 6.250%, LIBOR + 5.250%, 06/21/2027	1,000,000	1,036,250

		1,544,720

PRINTING, PUBLISHING AND BROADCASTING — 3.4%
LABL, Inc., Initial Dollar Term Loan, 1st Lien 5.764%, LIBOR + 5.000%, 10/29/2028	997,500	978,178
Magnite, Inc., Initial Term Loan, 1st Lien 5.750%, LIBOR + 5.000%, 04/28/2028 (C)	1,488,750	1,470,141
ThyssenKrupp Elevator, Term Loan, 1st Lien 4.500%, 09/01/2028	1,492,500	1,477,575

		3,925,894

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value
RETAIL STORES — 7.1%
Allied Universal Holdco LLC (f/ k/a USAGM Holdco, LLC), Initial U.S. Dollar Term Loan, 1st Lien 4.514%, LIBOR + 3.750%, 05/12/2028	$967,631	$941,525
Authentic Brands, Term Loan, 1st Lien 0.000%, 12/21/2028 (A)	880,597	872,892
Imperial Bag, Term Loan, 1st Lien 4.500%, 06/11/2026	2,498,144	2,463,794
Pet IQ, Term Loan, 1st Lien 4.750%, 04/07/2028	992,500	985,056
PetSmart LLC, Initial Term Loan, 1st Lien 4.500%, LIBOR + 3.750%, 02/11/2028	995,000	984,552
Rent-A-Center, Inc., Initial Term Loan (2021), 1st Lien 3.813%, LIBOR + 3.250%, 02/17/2028	990,000	967,230
Victoria’s Secret & Co., Initial Term Loan, 1st Lien 3.750%, LIBOR + 3.250%, 08/02/2028	497,500	485,376
Woof Holdings, Inc., Term Loan, 1st Lien 8.178%, 12/21/2028	500,000	494,585

		8,195,010

TELECOMMUNICATIONS — 3.4%
CPI International, Term Loan, 1st Lien 4.250%, 07/26/2024 (C)	1,412,446	1,399,649
Culligan, Term Loan, 1st Lien 0.000%, 07/31/2028 (A)	992,500	976,372
Frontier Communications Holdings, LLC, TLB, 1st Lien 4.813%, LIBOR + 3.750%, 05/01/2028	992,500	974,308
Orbcomm Inc., Closing Date Term Loan, 1st Lien 5.014%, LIBOR + 4.250%, 09/01/2028	497,500	492,525

		3,842,854

TRANSPORTATION — 0.4%
Superior Industries, Closing Date Term Loan 4.457%, 05/22/2024 (C)	453,742	445,802

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley
Floating Rate Fund
April 30, 2022 (Unaudited)

BANK LOAN OBLIGATIONS — (continued)

	Face Amount	Value
UTILITIES — 0.7%
Compass Power Generation, L.L.C., Tranche B-2 Term Loan, 1st Lien 5.364%, CME Term SOFR + 4.250%, 04/14/2029	$847,879	$827,742

TOTAL BANK LOAN OBLIGATIONS (Cost $103,501,997)		102,674,874

CORPORATE OBLIGATIONS — 10.9%
COMMUNICATION SERVICES — 2.6%
CCO Holdings 4.750%, 03/01/2030 (E)	1,500,000	1,340,625
CSC Holdings 4.125%, 12/01/2030 (E)	2,000,000	1,650,000

		2,990,625

ENERGY — 0.7%
PBF Holding 9.250%, 05/15/2025 (E)	750,000	777,518

FINANCIALS — 1.2%
Nationstar Mortgage Holdings 5.750%, 11/15/2031 (E)	1,000,000	887,500
New Residential Investment 6.250%, 10/15/2025 (E)	500,000	476,250

		1,363,750

HEALTH CARE — 0.8%
AHP Health Partners 5.750%, 07/15/2029 (E)	500,000	451,250
Emergent BioSolutions 3.875%, 08/15/2028 (E)	500,000	424,375

		875,625

INDUSTRIALS — 4.1%
AerCap Global Aviation Trust 6.500%, ICE LIBOR USD 3 Month + 4.300%, 06/15/2045 (C)(E)	1,000,000	970,000
Allied Universal Holdco 4.625%, 06/01/2028 (E)	1,000,000	885,000
ILFC E-Capital Trust I 4.050%, 12/21/2065 (C)(E)	1,700,000	1,326,000

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
ILFC E-Capital Trust II 4.300%, 12/21/2065 (C)(E)	$1,395,000	$1,116,000
Waste Pro USA 5.500%, 02/15/2026 (E)	500,000	444,800

		4,741,800

MATERIALS — 1.5%
Chemours 4.625%, 11/15/2029 (E)	1,500,000	1,299,375
Pactiv Evergreen Group Issuer 4.375%, 10/15/2028 (E)	500,000	441,250

		1,740,625

TOTAL CORPORATE OBLIGATIONS (Cost $12,703,739)		12,489,943

TOTAL INVESTMENTS —100.4% (Cost $116,205,736)		$115,164,817

Percentages are based on Net Assets of $114,763,078.

(A)	No interest rate available.
(B)	Unsettled bank loan. Interest rate may not be available.
(C)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(D)	Level 3 security in accordance with fair value hierarchy.
(E)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2022, the value of these securities amounted to $12,489,943, representing 10.9% of the Net Assets of the Fund.

ICE — Intercontinental Exchange

LLC — Limited Liability Company

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

L.P. — Limited Partnership

Ltd. — Limited

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley
Floating Rate Fund
April 30, 2022 (Unaudited)

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total

Bank Loan Obligations	$—	$102,110,061	$564,813	$102,674,874
Corporate Obligations	—	12,489,943	—	12,489,943

Total Investments in Securities	$—	$114,600,004	$564,813	$115,164,817

(1)

A reconciliation of Level 3 investments is presented when the fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley
International Value Fund
April 30, 2022 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.6%

	Shares	Value

CANADA — 4.9%
Enbridge	1,200	$52,366
Suncor Energy	1,280	46,013

		98,379

CHINA — 3.7%
BOC Hong Kong Holdings	20,500	74,349

COLOMBIA — 2.3%
Ecopetrol ADR	2,832	45,963

FRANCE — 13.3%
Accor*	1,165	38,305
Danone	736	44,458
Eutelsat Communications	195	2,161
Rexel	1,479	30,281
Thales	688	87,811
Veolia Environnement	1,239	36,366
Vinci	310	29,954

		269,336

GERMANY — 7.1%
Fresenius Medical Care & KGaA	467	29,018
KION Group	356	19,787
Rheinmetall	428	95,682

		144,487

HONG KONG — 6.3%
ASM Pacific Technology	2,000	20,125
CK Infrastructure Holdings	7,500	50,374
Hongkong Land Holdings	7,700	35,889
Swire Properties	8,400	20,168

		126,556

INDONESIA — 2.3%
Astra International	88,400	46,157

ITALY — 1.4%
Snam	5,347	29,314

COMMON STOCK — (continued)

	Shares	Value
JAPAN — 12.8%
Bridgestone	1,100	$40,151
Honda Motor	1,200	31,582
Kirin Holdings	2,800	40,887
Komatsu	1,300	28,990
Mitsubishi Electric	2,600	27,315
Nabtesco	1,367	31,059
ORIX	2,300	41,609
Seven & i Holdings	400	17,550

		259,143

MEXICO — 2.1%
Grupo Financiero Banorte, Cl O	6,500	42,842

NETHERLANDS — 4.3%
ING Groep	6,924	65,344
Koninklijke Philips	815	21,179

		86,523

NORWAY — 1.0%
Orkla	2,500	20,269

SINGAPORE — 5.3%
Genting Singapore	84,900	49,391
United Overseas Bank	2,700	57,765

		107,156

SWEDEN — 1.6%
SKF, Cl B	1,930	31,470

SWITZERLAND — 1.8%
Julius Baer Group	771	37,050

UNITED KINGDOM — 26.4%
COMMUNICATION SERVICES — 2.6%
Informa PLC *	7,413	52,218

CONSUMER DISCRETIONARY — 5.0%
Compass Group PLC	2,210	46,506
Persimmon PLC	1,165	30,445
WH Smith PLC *	1,417	24,996

		101,947

CONSUMER STAPLES — 3.0%
Associated British Foods PLC	1,515	30,194
Coca-Cola Europacific Partners PLC	597	29,820

		60,014

FINANCIALS — 6.2%
Ashmore Group PLC	8,517	23,551
HSBC Holdings PLC	13,505	84,581
Investec PLC	2,562	15,184

		123,316

HEALTH CARE — 1.8%
GlaxoSmithKline PLC	1,650	37,271

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley
International Value Fund
April 30, 2022 (Unaudited)

COMMON STOCK — (continued)

	Shares	Value
INDUSTRIALS — 5.5%
BAE Systems PLC	8,099	$74,954
DCC PLC	480	36,840

		111,794

UTILITIES — 2.3%
Centrica PLC *	47,231	46,818

		533,378

TOTAL COMMON STOCK (Cost $1,953,450)		1,952,372

PREFERRED STOCK — 1.6%
GERMANY — 1.6%
Henkel & KGaA (A)	513	32,752

TOTAL PREFERRED STOCK (Cost $42,267)		32,752

TOTAL INVESTMENTS— 98.2% (Cost $1,995,717)		$1,985,124

Percentages are based on Net Assets of $2,020,628.
*	Non-income producing security.
(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

The following is a summary of the inputs used as of April 30, 2022 when valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock
Canada	$98,379	$–	$–	$98,379
China	–	74,349	–	74,349
Colombia	45,963	–	–	45,963
France	–	269,336	–	269,336
Germany	–	144,487	–	144,487
Hong Kong	–	126,556	–	126,556
Indonesia	–	46,157	–	46,157
Italy	–	29,314	–	29,314
Japan	–	259,143	–	259,143
Mexico	42,842	–	–	42,842
Netherlands	–	86,523	–	86,523
Norway	–	20,269	–	20,269
Singapore	–	107,156	–	107,156
Sweden	–	31,470	–	31,470
Switzerland	–	37,050	–	37,050
United Kingdom	29,820	503,558	–	533,378

Total Common Stock	217,004	1,735,368	–	1,952,372
Preferred Stock
Germany	–	32,752	–	32,752

Total Investments in Securities	$217,004	$1,768,120	$–	$1,985,124

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley
Total Return Bond Fund
April 30, 2022 (Unaudited)

SECTOR WEIGHTINGS †

†	Percentages are based on total investments.

SCHEDULE OF INVESTMENTS

CORPORATE OBLIGATIONS — 38.7%

	Face Amount	Value
COMMUNICATION SERVICES — 3.2%
AT&T
5.350%, 09/01/2040	$95,000	$100,222
2.250%, 02/01/2032	90,000	75,005
Bell Telephone of Canada or Bell Canada
4.464%, 04/01/2048	40,000	38,164
Charter Communications Operating
3.700%, 04/01/2051	85,000	59,951
3.500%, 03/01/2042	95,000	68,479
2.800%, 04/01/2031	105,000	87,183
Comcast
3.400%, 04/01/2030	105,000	99,693
3.150%, 03/01/2026	65,000	63,829
2.887%, 11/01/2051 (A)	103,000	75,950
1.950%, 01/15/2031	95,000	80,301
T-Mobile USA
3.875%, 04/15/2030	410,000	388,040
Verizon Communications
4.500%, 08/10/2033	60,000	59,985
3.400%, 03/22/2041	180,000	151,320

		1,348,122

CONSUMER DISCRETIONARY — 1.2%
AutoNation 3.850%, 03/01/2032	135,000	121,784
General Motors Financial 1.500%, 06/10/2026	85,000	75,677
1.250%, 01/08/2026	65,000	58,158
O’Reilly Automotive 4.350%, 06/01/2028	120,000	120,873
Tractor Supply 1.750%, 11/01/2030	90,000	72,961
Whirlpool 4.600%, 05/15/2050	70,000	64,574

		514,027

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
CONSUMER STAPLES — 0.5%
Coca-Cola Femsa 2.750%, 01/22/2030	$130,000	$116,875
Mondelez International 1.500%, 02/04/2031	85,000	68,799

		185,674

ENERGY — 4.3%
Cheniere Corpus Christi Holdings
2.742%, 12/31/2039 (A)	115,000	93,596
Chevron USA 2.343%, 08/12/2050	85,000	60,309
ConocoPhillips 2.125%, 03/08/2024	175,000	172,098
Diamondback Energy 4.250%, 03/15/2052	105,000	91,895
3.125%, 03/24/2031	205,000	182,937
Enbridge 2.500%, 02/14/2025	110,000	106,559
Gray Oak Pipeline 2.000%, 09/15/2023 (A)	100,000	97,857
Marathon Petroleum 5.125%, 12/15/2026	80,000	83,504
MPLX
4.125%, 03/01/2027	85,000	84,212
1.750%, 03/01/2026	135,000	123,293
ONEOK 4.550%, 07/15/2028	95,000	94,522
Phillips 66 Partners 3.750%, 03/01/2028	130,000	126,235
Pioneer Natural Resources 2.150%, 01/15/2031	40,000	33,736
1.900%, 08/15/2030	65,000	53,974
TotalEnergies Capital International
3.127%, 05/29/2050	90,000	71,249
TransCanada PipeLines 1.000%, 10/12/2024	115,000	107,930
Williams 5.400%, 03/04/2044	85,000	85,012
2.600%, 03/15/2031	175,000	151,597

		1,820,515

FINANCIALS — 13.4%
American Express 4.200%, 11/06/2025	135,000	138,187
American Honda Finance MTN
2.000%, 03/24/2028	80,000	72,255
Bank of America
3.846%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.000%, 03/08/2037 (B)	95,000	84,531
2.592%, U.S. SOFR + 2.150%, 04/29/2031 (B)	85,000	73,391

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley
Total Return Bond Fund
April 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
2.299%, U.S. SOFR + 1.220%, 07/21/2032 (B)	$235,000	$194,019
Bank of America MTN 5.000%, 01/21/2044	200,000	204,064
Bank of Montreal MTN 3.300%, 02/05/2024	190,000	190,034
Barclays
2.894%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.300%, 11/24/2032 (B)	200,000	167,061
Berkshire Hathaway Finance 3.850%, 03/15/2052	80,000	71,169
Cboe Global Markets 3.650%, 01/12/2027	85,000	84,798
Charles Schwab 3.250%, 05/22/2029	85,000	81,027
0.750%, 03/18/2024	65,000	62,239
Citigroup
4.412%, U.S. SOFR + 3.914%, 03/31/2031 (B)	350,000	341,856
1.281%, U.S. SOFR + 0.528%, 11/03/2025 (B)	60,000	56,108
CME Group 2.650%, 03/15/2032	175,000	155,859
CNA Financial 4.500%, 03/01/2026	110,000	112,321
Deutsche Bank NY
3.035%, U.S. SOFR + 1.718%, 05/28/2032 (B)	140,000	116,797
2.311%, U.S. SOFR + 1.219%, 11/16/2027 (B)	120,000	106,111
Fidelity National Financial 3.200%, 09/17/2051	90,000	63,221
Glencore Funding 2.625%, 09/23/2031 (A)	85,000	70,968
Goldman Sachs Group
2.615%, U.S. SOFR + 1.281%, 04/22/2032 (B)	75,000	63,437
1.542%, U.S. SOFR + 0.818%, 09/10/2027 (B)	145,000	128,118
1.431%, U.S. SOFR + 0.798%, 03/09/2027 (B)	180,000	160,680
JPMorgan Chase
3.882%, ICE LIBOR USD 3 Month + 1.360%, 07/24/2038 (B)	145,000	133,261
3.782%, ICE LIBOR USD 3 Month + 1.337%, 02/01/2028 (B)	150,000	145,547

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
2.963%, U.S. SOFR + 1.260%, 01/25/2033 (B)	$135,000	$118,769
2.301%, U.S. SOFR + 1.160%, 10/15/2025 (B)	235,000	225,342
Mitsubishi UFJ Financial Group
2.193%, 02/25/2025	115,000	110,268
Moody’s 2.550%, 08/18/2060	75,000	47,301
Morgan Stanley MTN
3.591%, ICE LIBOR USD 3 Month + 1.340%, 07/22/2028 (B)	155,000	148,462
2.943%, U.S. SOFR + 1.290%, 01/21/2033 (B)	90,000	78,455
1.794%, U.S. SOFR + 1.034%, 02/13/2032 (B)	170,000	136,294
0.864%, U.S. SOFR + 0.745%, 10/21/2025 (B)	160,000	148,354
PNC Financial Services Group
3.500%, 01/23/2024	140,000	140,862
3.400%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.595%(B)(C)	135,000	116,100
Progressive 2.500%, 03/15/2027	85,000	80,544
Royal Bank of Canada MTN 2.250%, 11/01/2024	195,000	189,330
State Street 2.354%, U.S. SOFR + 0.940%, 11/01/2025 (B)	135,000	131,042
2.200%, 03/03/2031	80,000	67,937
Toronto-Dominion Bank MTN 3.250%, 03/11/2024	270,000	270,034
Toyota Motor Credit 2.500%, 03/22/2024	175,000	173,104
Truist Financial MTN
1.267%, U.S. SOFR + 0.609%, 03/02/2027 (B)	80,000	72,693
Wells Fargo 5.375%, 11/02/2043	90,000	94,249
Wells Fargo MTN
2.572%, U.S. SOFR + 1.262%, 02/11/2031 (B)	235,000	205,036

		5,631,235

HEALTH CARE — 2.0%
Amgen 4.400%, 05/01/2045	85,000	79,002

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley
Total Return Bond Fund
April 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
Bio-Rad Laboratories 3.700%, 03/15/2032	$105,000	$96,540
Bristol-Myers Squibb 3.400%, 07/26/2029	39,000	37,809
Children’s Health System of Texas
2.511%, 08/15/2050	90,000	62,895
Cigna 4.125%, 11/15/2025	85,000	85,824
Community Health Network 3.099%, 05/01/2050	120,000	93,124
CVS Health 5.050%, 03/25/2048	65,000	65,392
4.300%, 03/25/2028	53,000	53,235
Health Care Service A Mutual Legal Reserve
3.200%, 06/01/2050 (A)	65,000	51,361
Kaiser Foundation Hospitals 3.002%, 06/01/2051	70,000	54,269
Sutter Health 2.294%, 08/15/2030	80,000	68,735
Zoetis 3.000%, 09/12/2027	100,000	96,069

		844,255

INDUSTRIALS — 2.4%
AerCap Ireland Capital DAC 3.000%, 10/29/2028	230,000	199,903
American Airlines 2019-1 Class AA Pass Through Trust
3.150%, 02/15/2032	89,157	80,264
Bayer US Finance II 4.250%, 12/15/2025 (A)	75,000	75,285
Canadian Pacific Railway 3.100%, 12/02/2051	130,000	100,649
Cargill 1.375%, 07/23/2023 (A)	65,000	63,794
Carlisle 2.200%, 03/01/2032	90,000	73,337
FedEx 3.250%, 05/15/2041	75,000	60,024
Quanta Services 3.050%, 10/01/2041	100,000	75,082
2.900%, 10/01/2030	140,000	122,158
Union Pacific 4.100%, 09/15/2067	85,000	76,006
Waste Connections 2.200%, 01/15/2032	90,000	76,103

		1,002,605

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
INFORMATION TECHNOLOGY — 1.9%
Dell International 5.300%, 10/01/2029	$235,000	$242,175
3.450%, 12/15/2051 (A)	95,000	66,989
Lam Research 3.750%, 03/15/2026	50,000	50,329
1.900%, 06/15/2030	90,000	76,900
Oracle 4.300%, 07/08/2034	140,000	126,414
Visa 3.150%, 12/14/2025	140,000	139,015
VMware 2.200%, 08/15/2031	120,000	97,650

		799,472

MATERIALS — 1.4%
Berry Global 1.650%, 01/15/2027	105,000	93,105
EI du Pont de Nemours 1.700%, 07/15/2025	90,000	84,917
International Paper 6.000%, 11/15/2041	75,000	83,051
Martin Marietta Materials 0.650%, 07/15/2023	80,000	77,969
Teck Resources 6.000%, 08/15/2040	125,000	133,156
Vulcan Materials 3.500%, 06/01/2030	125,000	118,595

		590,793

REAL ESTATE — 2.1%
Alexandria Real Estate Equities
1.875%, 02/01/2033	90,000	70,697
American Tower 2.300%, 09/15/2031	125,000	101,762
Camden Property Trust 3.150%, 07/01/2029	75,000	70,912
Crown Castle International 3.800%, 02/15/2028	105,000	101,081
2.900%, 04/01/2041	85,000	63,379
Digital Realty Trust 3.700%, 08/15/2027	115,000	111,344
Prologis 1.250%, 10/15/2030	70,000	56,576
Public Storage 2.250%, 11/09/2031	180,000	155,437
TELUS 3.400%, 05/13/2032	185,000	169,504

		900,692

UTILITIES — 6.3%
American Electric Power 2.031%, 03/15/2024	160,000	155,772
Appalachian Power 4.500%, 03/01/2049	50,000	47,223

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley
Total Return Bond Fund
April 30, 2022 (Unaudited)

CORPORATE OBLIGATIONS — (continued)

	Face Amount	Value
Consumers Energy 2.500%, 05/01/2060	$115,000	$77,579
DTE Energy 1.050%, 06/01/2025	175,000	161,035
Duke Energy 2.650%, 09/01/2026	110,000	104,115
Duke Energy Progress 4.150%, 12/01/2044	130,000	121,302
Duke Energy Progress NC Storm Funding
2.387%, 07/01/2037	360,000	337,829
Entergy 2.800%, 06/15/2030	60,000	52,708
Entergy Arkansas 3.350%, 06/15/2052	80,000	66,092
Entergy Louisiana 4.000%, 03/15/2033	95,000	93,705
Exelon 4.050%, 04/15/2030	95,000	92,959
Florida Power & Light 3.950%, 03/01/2048	65,000	61,426
Kentucky Utilities 3.300%, 06/01/2050	90,000	72,808
National Fuel Gas 3.950%, 09/15/2027	135,000	129,440
National Rural Utilities Cooperative Finance MTN 1.000%, 10/18/2024	95,000	89,621
NiSource 3.950%, 03/30/2048	95,000	80,658
Northern States Power 2.600%, 06/01/2051	90,000	67,081
Ohio Power 2.600%, 04/01/2030	90,000	81,246
Oklahoma Gas and Electric 0.553%, 05/26/2023	125,000	122,253
Sabine Pass Liquefaction 4.500%, 05/15/2030	65,000	64,495
4.200%, 03/15/2028	275,000	269,687
Sempra Energy 3.300%, 04/01/2025	165,000	162,702
Sempra Infrastructure Partners 3.250%, 01/15/2032 (A)	105,000	90,812
Southern California Gas 2.550%, 02/01/2030	75,000	66,503

		2,669,051

TOTAL CORPORATE OBLIGATIONS
(Cost $16,796,339)		16,306,441

MORTGAGE-BACKED SECURITIES — 29.7%

	Face Amount	Value
AGENCY MORTGAGE BACKED SECURITIES — 28.2%
FHLMC
5.000%, 11/01/2023	$24	$25
4.000%, 04/01/2048 to 11/01/2049	156,422	157,420
3.500%, 09/01/2028 to 01/01/2048	415,739	410,035
3.000%, 11/01/2032 to 11/01/2049	535,005	515,266
2.500%, 06/01/2035 to 06/01/2050	699,688	653,887
2.000%, 01/01/2041	190,167	171,125
1.500%, 03/01/2036	0	–
FNMA
5.500%, 12/01/2035	5,255	5,490
5.000%, 05/01/2040 to 03/01/2042	86,326	91,534
4.500%, 04/01/2034 to 10/01/2049	535,882	549,485
4.000%, 11/01/2044 to 11/01/2049	643,846	649,325
3.500%, 06/01/2037 to 06/01/2051	1,253,827	1,232,642
3.000%, 10/01/2034 to 11/01/2051	1,844,251	1,757,761
2.500%, 11/01/2041 to 10/01/2050	784,838	720,971
2.000%, 11/01/2035 to 04/01/2051	1,890,239	1,709,320
GNMA
5.000%, 10/15/2039 to 03/20/2050	381,517	399,250
4.500%, 02/20/2050	74,465	76,153
4.000%, 12/20/2047 to 03/20/2052	689,288	693,150
3.500%, 09/15/2041 to 01/20/2052	460,936	456,356
3.000%, 10/20/2050 to 12/20/2051	943,235	904,726
2.500%, 09/20/2050 to 11/20/2051	822,759	765,339

		11,919,260

COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.1%
BX Commercial Mortgage Trust, Ser VOLT, Cl A
1.254%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036 (A)(B)	250,000	244,701
Cold Storage Trust, Ser ICE5, Cl A
1.454%, ICE LIBOR USD 1 Month + 0.900%, 11/15/2037 (A)(B)	201,513	199,171
JPMBB Commercial Mortgage Securities Trust, Cl ASB
3.157%, 07/15/2045	12,754	12,745

		456,617

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley
Total Return Bond Fund
April 30, 2022 (Unaudited)

MORTGAGE-BACKED SECURITIES — (continued)

	Face Amount	Value
NON-AGENCY MORTGAGE-BACKED SECURITY — 0.4%
Seasoned Loans Structured Transaction Trust, Ser 2020-3, Cl A1C
2.000%, 11/25/2030	$178,971	$168,864

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $12,691,872)		12,544,741

U.S. TREASURY OBLIGATIONS — 19.6%
U.S. Treasury Bond
2.250%, 05/15/2041	730,000	632,534
1.750%, 08/15/2041	75,000	59,414
1.375%, 08/15/2050	2,850,000	1,961,490
U.S. Treasury Note
1.500%, 01/31/2027	1,145,000	1,071,693
1.500%, 02/15/2030	890,000	802,808
1.250%, 07/31/2023	615,000	606,448
1.250%, 08/31/2024	1,730,000	1,668,909
1.125%, 02/28/2025	1,560,000	1,486,205

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $8,437,187)		8,289,501

ASSET-BACKED SECURITIES — 9.3%
AUTOMOTIVE — 5.0%
AmeriCredit Automobile Receivables Trust, Ser 2021-1, Cl
A3 0.370%, 08/18/2025	155,000	152,996
AmeriCredit Automobile Receivables Trust, Ser 2021-2, Cl A3
0.340%, 12/18/2026	125,000	121,401
Ford Credit Auto Lease Trust, Ser 2022-A, Cl A3
3.230%, 05/15/2025	200,000	200,374
Ford Credit Auto Owner Trust, Ser 2021-2, Cl A
1.530%, 05/15/2034 (A)	205,000	186,701
GM Financial Automobile Leasing Trust, Ser 2022-1, Cl A3
1.900%, 03/20/2025	145,000	142,142
GM Financial Consumer Automobile Receivables Trust, Ser 2020-1, Cl A3
1.840%, 09/16/2024	81,221	81,148
GM Financial Consumer Automobile Receivables Trust, Ser 2020-2, Cl A3
1.490%, 12/16/2024	40,531	40,380
GM Financial Revolving Receivables Trust, Ser 2021-1, Cl A
1.170%, 06/12/2034 (A)	155,000	139,327
Honda Auto Receivables Owner Trust, Ser 2022-1, Cl A3
1.880%, 05/15/2026	165,000	160,406

ASSET-BACKED SECURITIES — (continued)

	Face Amount	Value
Mercedes-Benz Auto Lease Trust, Ser 2021-B, Cl A3
0.400%, 11/15/2024	$275,000	$266,916
Toyota Auto Loan Extended Note Trust, Ser 2020-1A, Cl A
1.350%, 05/25/2033 (A)	215,000	201,038
Toyota Auto Receivables 2020-B Owner Trust, Ser 2020-B, Cl A3
1.360%, 08/15/2024	133,017	132,467
Toyota Auto Receivables 2022-A Owner Trust, Ser 2022-A, Cl A3
1.230%, 06/15/2026	130,000	125,429
Volkswagen Auto Loan Enhanced Trust, Ser 2021-1, Cl A3
1.020%, 06/22/2026	150,000	144,097

		2,094,822

CREDIT CARD — 0.5%
Capital One Multi-Asset Execution Trust, Ser 2021- A1, Cl A1
0.550%, 07/15/2026	210,000	198,559

OTHER ASSET-BACKED SECURITIES — 3.8%
CNH Equipment Trust, Ser 2020-A, Cl A3
1.160%, 06/16/2025	86,986	86,183
CNH Equipment Trust, Ser 2021-A, Cl A3
0.400%, 12/15/2025	175,000	168,642
John Deere Owner Trust, Ser 2022-A, Cl A3
2.320%, 09/16/2026	120,000	117,288
New Economy Assets Phase 1 Sponsor, Ser 2021-1, Cl A1
1.910%, 10/20/2061 (A)	235,000	210,856
PSNH Funding 3, Ser 2018-1, Cl A1
3.094%, 02/01/2026	92,869	93,025
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (A)	179,550	157,254
Verizon Master Trust, Ser 2021-1, Cl A
0.500%, 05/20/2027	365,000	345,348
Verizon Owner Trust, Ser 2020-A, Cl A1A
1.850%, 07/22/2024	276,074	276,058
Wendy’s Funding, Ser 2021-1A, Cl A2I
2.370%, 06/15/2051 (A)	178,201	156,872

		1,611,526

TOTAL ASSET-BACKED SECURITIES
(Cost $3,932,655)		3,904,907

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley
Total Return Bond Fund
April 30, 2022 (Unaudited)

SOVEREIGN BONDS — 0.5%

	Face Amount	Value
MEXICO — 0.2%
Mexico Government International Bond
4.600%, 01/23/2046	$125,000	$106,375

PANAMA — 0.3%
Panama Government International Bond
3.160%, 01/23/2030	120,000	108,811

TOTAL SOVEREIGN BONDS
(Cost $226,854)		215,186

TOTAL INVESTMENTS — 97.8%
(Cost $42,084,907)		$41,260,776

Percentages are based on Net Assets of $42,192,512.
(A)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On April 30, 2022, the value of these securities amounted to $2,182,532, representing 5.2% of the Net Assets of the Fund.

(B)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Perpetual security with no stated maturity date.

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LLC — Limited Liability Company

LIBOR — London Interbank Offered Rate

MTN — Medium Term Note

Ser — Series

The following is a summary of the inputs used as of April 30, 2022 in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Obligations	$—	$16,306,441	$—	$16,306,441
Mortgage-Backed Securities	—	12,544,741	—	12,544,741
U.S. Treasury Obligations	1,961,490	6,328,011	—	8,289,501
Asset-Backed Securities	—	3,904,907	—	3,904,907
Sovereign Bonds	—	215,186	—	215,186

Total Investments in Securities	$1,961,490	$39,299,286	$—	$41,260,776

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley
US Value Opportunities Fund
April 30, 2022 (Unaudited)

SECTOR WEIGHTINGS †

† Percentages are based on total investments

SCHEDULE OF INVESTMENTS

COMMON STOCK — 96.6%

	Shares	Value
COMMUNICATION SERVICES — 4.8%
Altice USA, Cl A *	55,346	$513,611
Comcast, Cl A	29,096	1,156,857
Electronic Arts	12,912	1,524,262
T-Mobile US *	13,196	1,624,955

		4,819,685

CONSUMER DISCRETIONARY — 11.7%
Advance Auto Parts	8,203	1,637,565
Aramark	43,708	1,584,415
Dollar General	7,334	1,742,045
Las Vegas Sands *	42,792	1,516,120
Lithia Motors, Cl A	3,455	978,214
Marriott Vacations Worldwide	7,529	1,124,306
MGM Resorts International	26,663	1,094,250
Ralph Lauren, Cl A	5,138	536,099
SeaWorld Entertainment *	23,734	1,600,621

		11,813,635

CONSUMER STAPLES — 1.5%
Coca-Cola Europacific Partners PLC	29,612	1,479,119

ENERGY — 5.3%
Hess	18,853	1,943,179
Phillips 66	15,803	1,371,068
Pioneer Natural Resources	8,582	1,995,058

		5,309,305

FINANCIALS — 14.8%
Allstate	9,577	1,211,874
American Express	5,930	1,036,030
American International Group	27,483	1,608,030
Axis Capital Holdings	19,502	1,118,050
Chubb	7,392	1,526,079
Jefferies Financial Group	39,412	1,212,313
M&T Bank	10,913	1,818,542
Northern Trust	13,323	1,372,935
PROG Holdings *	17,233	456,157
US Bancorp	20,223	982,029

COMMON STOCK — (continued)

	Shares	Value
FINANCIALS — (continued)
Wells Fargo	22,568	$984,642
Willis Towers Watson PLC	7,266	1,561,173

		14,887,854

HEALTH CARE — 15.6%
Anthem	4,309	2,162,816
CVS Health	15,172	1,458,484
Envista Holdings *	28,560	1,131,547
Hologic*	16,645	1,198,274
Humana	3,455	1,535,955
LivaNova PLC *	15,930	1,221,194
Medtronic PLC	14,194	1,481,286
Merck	23,863	2,116,410
Perrigo PLC	37,761	1,295,202
UnitedHealth Group	4,159	2,115,059

		15,716,227

INDUSTRIALS — 14.8%
AECOM	21,170	1,493,755
AerCap Holdings *	21,693	1,013,280
BWX Technologies	28,238	1,466,117
Deere	4,761	1,797,515
Emerson Electric	10,352	933,544
Jacobs Engineering Group	7,857	1,088,587
JB Hunt Transport Services	9,829	1,679,285
MDU Resources Group	39,870	1,027,051
Raytheon Technologies	19,437	1,844,766
Stanley Black & Decker	7,471	897,641
Vertiv Holdings, Cl A	134,895	1,690,234

		14,931,775

INFORMATION TECHNOLOGY — 8.1%
Broadcom	2,720	1,507,941
Cognizant Technology Solutions, Cl A	18,118	1,465,746
Fidelity National Information Services	16,197	1,605,932
Microchip Technology	16,006	1,043,591
Oracle	20,018	1,469,321
QUALCOMM	7,324	1,023,090

		8,115,621

MATERIALS — 7.8%
Air Products and Chemicals	6,442	1,507,879
Axalta Coating Systems *	53,958	1,368,914
Corteva	17,350	1,000,921
DuPont de Nemours	15,384	1,014,267
Element Solutions	70,904	1,462,041
International Flavors & Fragrances	12,133	1,471,733

		7,825,755

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley
US Value Opportunities Fund
April 30, 2022 (Unaudited)

COMMON STOCK — (continued)

	Shares	Value
REAL ESTATE — 6.0%
American Campus Communities *‡	27,538	$1,780,882
Corporate Office Properties Trust ‡	39,261	1,047,876
Howard Hughes *	10,971	1,100,282
VICI Properties ‡	70,543	2,102,880

		6,031,920

UTILITIES — 6.2%
CenterPoint Energy	49,354	1,510,726
Entergy	12,974	1,541,960
Exelon	31,868	1,490,785
Pinnacle West Capital	24,526	1,746,251

		6,289,722

TOTAL COMMON STOCK (Cost $88,821,841)		97,220,618

TOTAL INVESTMENTS — 96.6% (Cost $88,821,841)		$97,220,618

Percentages are based on Net Assets of $100,671,690.
*	Non-income producing security.
‡	Real Estate Investment Trust.

Cl — Class

PLC — Public Limited Company

As of April 30, 2022, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley Funds
April 30, 2022 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Concentrated Emerging Markets ESG Opportunities Fund	Credit Opportunities Fund	Emerging Markets Value Fund	Floating Rate Fund
Assets:
Investments in securities at value†	$5,347,865	$91,978,189	$1,973,776	$115,164,817
Affiliated investments at value††	–	30,616,938	–	–
Foreign currency†††	176,268	–	15,733	–
Cash	294,437	524,826	15,683	3,047,721
Deferred offering cost (See Note 2)	38,357	38,357	55,244	38,357
Dividends and Interest receivable	19,853	1,359,667	4,714	537,892
Receivable due from Investment Adviser	5,727	–	17,096	–
Receivable for investment securities sold	–	917,500	5,119	3,477,519
Tax reclaim receivable	–	–	127	–
Prepaid expenses	–	–	4,637	–

Total Assets	5,882,507	125,435,477	2,092,129	122,266,306

Liabilities:
Payable for investment securities purchased	163,590	–	–	7,429,823
Audit fees payable	2,340	3,510	9,967	3,510
Transfer Agent fees payable	1,037	1,256	4,991	1,241
Accrued Foreign Capital Gains Tax on Appreciated Securities	–	–	1,110	–
Offering costs	40,463	40,463	70,319	40,463
Payable due to administrator	490	10,864	3,490	10,151
Payable due to trustees	42	913	–	851
Chief Compliance Officer fees payable	28	599	2,240	558
Investment Adviser fees payable	–	23,878	–	10,779
Shareholder servicing fees payable (Y Shares )	–	–	51	–
Accrued expenses	2,640	5,636	4,388	5,852

Total Liabilities	210,630	87,119	96,556	7,503,228

Net Assets	$5,671,877	$125,348,358	$1,995,573	$114,763,078

† Cost of securities	$5,278,433	$95,030,735	$1,968,393	$116,205,736
†† Cost of affiliated investments	–	30,572,418	–	–
††† Cost of foreign currency	176,398	–	15,810	–

Net Assets:
Paid-in Capital	$5,589,097	$126,953,393	$2,000,050	$115,059,249
Total Distributable Earnings/(Loss)	82,780	(1,605,035)	(4,477)	(296,171)

Net Assets	$5,671,877	$125,348,358	$1,995,573	$114,763,078

I Shares:
Net Assets	$5,671,877	$125,348,358	$1,895,819	$114,763,078
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	572,284	12,695,339	190,003	11,505,925
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$9.91	$9.87	$9.98	$9.97
Y Shares:
Net Assets	N/A	N/A	$99,754	N/A
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	N/A	N/A	10,002	N/A
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	N/A	N/A	$9.97	N/A

* Redemption price per share may vary depending on the length of time shares are held.

N/A - Not Applicable

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley Funds
April 30, 2022 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES
	International Value Fund	Total Return Bond Fund	US Value Opportunities Fund
Assets:
Investments in securities at value†	$1,985,124	$41,260,776	$97,220,618
Foreign currency††	2,899	–	–
Cash	40,878	957,048	3,209,435
Deferred offering cost (See Note 2)	55,244	38,357	38,357
Receivable due from Investment Adviser	18,674	6,429	–
Dividends and Interest receivable	9,675	195,214	85,342
Receivable for investment securities sold	–	–	190,781
Tax reclaim receivable	701	230	2,471
Unrealized appreciation on spot foreign currency contracts	11	–	–
Prepaid expenses	4,679	–	–

Total Assets	2,117,885	42,458,054	100,747,004

Liabilities:
Payable for investment securities purchased	2,579	213,421	–
Audit fees payable	9,967	2,574	2,106
Transfer Agent fees payable	4,629	1,130	1,138
Offering costs	70,319	40,463	40,463
Payable due to administrator	5,178	3,642	8,993
Chief Compliance Officer fees payable	2,246	202	497
Shareholder servicing fees payable (Y Shares )	51	–	–
Investment Adviser fees payable	–	–	17,127
Payable due to trustees	–	308	758
Accrued expenses	2,288	3,802	4,232

Total Liabilities	97,257	265,542	75,314

Net Assets	$2,020,628	$42,192,512	$100,671,690

† Cost of securities	$1,995,717	$42,084,907	$88,821,841
†† Cost of foreign currency	2,981	–	–

Net Assets:
Paid-in Capital	$2,000,050	$42,789,122	$91,077,001
Total Distributable Earnings/(Loss)	20,578	(596,610)	9,594,689

Net Assets	$2,020,628	$42,192,512	$100,671,690

I Shares:
Net Assets	$1,919,621	$42,192,512	$100,671,690
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	190,003	4,278,912	10,438,408
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$10.10	$9.86	$9.64
Y Shares:
Net Assets	$101,007	N/A	N/A
Outstanding Shares of Beneficial Interest (unlimited authorization - no par value)	10,002	N/A	N/A
Net Asset Value, Offering and Redemption Price Per Share* (Net Assets ÷ Shares Outstanding)	$10.10	N/A	N/A

* Redemption price per share may vary depending on the length of time shares are held.

N/A - Not Applicable

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley Funds
For the period ended April 30, 2022 (Unaudited)

STATEMENTS OF OPERATIONS

	Concentrated Emerging Markets ESG Opportunities Fund(1)	Credit Opportunities Fund(1)	Emerging Markets Value Fund(2)	Floating Rate Fund(1)
Investment Income
Dividends	$12,853	$–	$19,502	$25,369
Interest	64	1,477,622	7	750,108
Less: Foreign Taxes Withheld	–	–	(1,052)	–

Total Investment Income	12,917	1,477,622	18,457	775,477

Expenses
Investment Advisory Fees	2,620	37,510	5,867	26,286
Administration Fees	490	10,864	31,216	10,151
Trustees’ Fees	42	913	3,863	851
Chief Compliance Officer Fees	28	599	2,240	558
Shareholder Servicing Fees (Y Shares)	–	–	51	–
Audit Fees	2,340	3,510	9,967	3,510
Offering Costs (See Note 2)	2,106	2,106	18,093	2,106
Custodian Fees	1,188	135	2,775	75
Transfer Agent Fees	1,037	1,256	15,144	1,241
Legal Fees	95	2,065	7,751	1,926
Registration & Filing Fees	44	861	373	803
Printing Fees	19	415	1,953	387
Other Expenses	1,296	2,161	8,446	2,660

Total Expenses	11,305	62,395	107,739	50,554

Less:
Investment Advisory Fees Waiver	(2,620)	(13,632)	(5,867)	(15,507)
Reimbursement from Adviser	(5,727)	–	(95,145)	–

Net Expenses	2,958	48,763	6,727	35,047

Net Investment Income	9,959	1,428,859	11,730	740,430

Net Realized Gain (Loss) on Investments	757	(25,868)	(17,839)	4,318
Net Realized Loss on Foreign Currency Transactions	1,649	–	(2,550)	–
Net Unrealized Appreciation (Depreciation) on Investments	(64,316)	(3,052,546)	5,383	(1,040,919)
Net Unrealized Appreciation on Affiliated Securities	–	44,520	–	–
Net Accrued Foreign Capital Gains Tax on Appreciated Securities	–	–	(1,110)	–
Net Unrealized Depreciation on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	983	–	(91)	–

Net Gain (Loss) on Investments, Foreign Capital Gains Tax on Appreciated Securities and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(60,927)	(3,033,894)	(16,207)	(1,036,601)

Net Increase (Decrease) in Net Assets from Operations	$(50,968)	$(1,605,035)	$(4,477)	$(296,171)

(1)	Commenced operations on April 11, 2022.
(2)	Commenced operations on December 29, 2021.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley Funds
For the period ended April 30, 2022 (Unaudited)

STATEMENTS OF OPERATIONS

	International Value Fund(1)	Total Return Bond Fund(2)	US Value Opportunities Fund(2)
Investment Income
Dividends	$26,008	$–	$28,913
Interest	7	239,899	212
Less: Foreign Taxes Withheld	(1,694)	–	–

Total Investment Income	24,321	239,899	29,125

Expenses
Administration Fees	32,904	3,642	8,993
Investment Advisory Fees	4,524	7,336	28,462
Trustees’ Fees	3,882	308	758
Chief Compliance Officer Fees	2,246	202	497
Shareholder Servicing Fees (Y Shares)	51	–	–
Offering Costs (See Note 2)	18,093	2,106	2,106
Transfer Agent Fees	14,782	1,130	1,138
Audit Fees	9,967	2,574	2,106
Legal Fees	7,781	696	1,715
Printing Fees	1,959	140	345
Custodian Fees	1,014	115	175
Registration & Filing Fees	372	294	716
Pricing Fees	–	–	–
Other Expenses	8,518	2,558	1,281

Total Expenses	106,093	21,101	48,292

Less:
Investment Advisory Fees Waiver	(4,524)	(7,336)	(11,336)
Reimbursement from Adviser	(95,624)	(6,429)	–

Net Expenses	5,945	7,336	36,956

Net Investment Income (Loss)	18,376	232,563	(7,831)

Net Realized Gain (Loss) on Investments	13,207	(5,042)	1,203,743
Net Realized Loss on Foreign Currency Transactions	(93)	–	–
Net Unrealized Appreciation (Depreciation) on Investments	(10,593)	(824,131)	(4,920,262)
Net Unrealized Depreciation on Translation of Other Assets and Liabilities Denominated in Foreign Currencies	(319)	–	–

Net Gain (Loss) on Investments and Translation of Other Assets and Liabilities Denominated in Foreign Currencies	2,202	(829,173)	(3,716,519)

Net Increase (Decrease) in Net Assets from Operations	$20,578	$(596,610)	$(3,724,350)

(1)	Commenced operations on December 29, 2021.
(2)	Commenced operations on April 11, 2022.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Concentrated Emerging Markets ESG Opportunities Fund	Credit Opportunities Fund
	Period Ended April 30, 2022(1) (Unaudited)	Period Ended April 30, 2022(1) (Unaudited)
Operations:
Net Investment Income	$9,959	$1,428,859
Net Realized Loss on investments and foreign currency transactions	2,406	(25,868)
Net Unrealized Appreciation (Depreciation) on investments, affiliated investments and foreign currency translation	(63,333)	(3,008,026)

Net Increase (Decrease) in Net Assets Resulting from Operations	(50,968)	(1,605,035)

Capital Share Transactions:
I Shares
Issued	5,722,845	126,953,393
Redeemed	–	–

Net Increase in Net Assets from I Shares Transactions	5,722,845	126,953,393

Net Increase in Net Assets from Capital Share Transactions	5,722,845	126,953,393

Total Increase in Net Assets	5,671,877	125,348,358
Net Assets:
Beginning of Period	–	–

End of Period	$5,671,877	$125,348,358

Share Transactions:
I Shares
Issued	572,284	12,695,339
Reinvestment of Dividends	–	–

Total Increase in I Shares	572,284	12,695,339

Net Increase in Shares Outstanding	572,284	12,695,339

(1) The Fund commenced operations on April 11, 2022.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley Funds

STATEMENTS OF CHANGES IN NET ASSETS

	Emerging Markets Value Fund	Floating Rate Fund

	Period Ended April 30, 2022(1) (Unaudited)	Period Ended April 30, 2022(2) (Unaudited)
Operations:
Net Investment Income	$11,730	$740,430
Net Realized Gain (Loss) on investments and foreign currency transactions	(20,389)	4,318
Net Unrealized Appreciation (Depreciation) on investments, Net Accrued Capital Gains Tax on Appreciated Securities and foreign currency translation	4,182	(1,040,919)

Net Decrease in Net Assets Resulting from Operations	(4,477)	(296,171)

Capital Share Transactions:
I Shares
Issued	1,900,025	119,059,249
Redeemed	—	(4,000,000)

Net Increase in Net Assets from I Shares Transactions	1,900,025	115,059,249

Y Shares
Issued	100,025	—

Net Increase in Net Assets from Y Shares Transactions	100,025	—

Net Increase in Net Assets from Capital Share Transactions	2,000,050	115,059,249

Total Increase in Net Assets	1,995,573	114,763,078
Net Assets:
Beginning of Period	—	—

End of Period	$1,995,573	$114,763,078

Share Transactions:
I Shares
Issued	190,003	11,905,925
Reinvestment of Dividends	—	—
Redeemed	—	(400,000)

Total Increase in I Shares	190,003	11,505,925

Y Shares
Issued	10,002	—
Reinvestment of Dividends	—	—

Total Increase in Y Shares	10,002	—

Net Increase in Shares Outstanding	200,005	11,505,925

(1)	The Fund commenced operations on December 29, 2021.
(2)	The Fund commenced operations on April 11, 2022.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley Funds

STATEMENTS OF CHANGES IN NET ASSETS

	International Value Fund	Total Return Bond Fund

	Period Ended April 30, 2022(1) (Unaudited)	Period Ended April 30, 2022(2) (Unaudited)
Operations:
Net Investment Income	$18,376	$232,563
Net Realized Gain (Loss) on investments and foreign currency transactions	13,114	(5,042)
Net Change in Unrealized Depreciation on investments and foreign currency transactions	(10,912)	(824,131)

Net Increase (Decrease) in Net Assets Resulting from Operations	20,578	(596,610)

Capital Share Transactions:
I Shares
Issued	1,900,025	42,789,122
Redeemed	—	—

Net Increase in Net Assets from I Shares Transactions	1,900,025	42,789,122

Y Shares
Issued	100,025	—
Redeemed	—	—

Net Increase in Net Assets from Y Shares Transactions	100,025	—

Net Increase in Net Assets from Capital Share Transactions	2,000,050	42,789,122

Total Increase in Net Assets	2,020,628	42,192,512
Net Assets:
Beginning of Period	—	—

End of Period	$2,020,628	$42,192,512

Share Transactions:
I Shares
Issued	190,003	4,278,912
Reinvestment of Dividends	—	—

Total Increase in I Shares	190,003	4,278,912

Y Shares
Issued	10,002	—
Reinvestment of Dividends	—	—

Total Increase in Y Shares	10,002	—

Net Increase in Shares Outstanding	200,005	4,278,912

(1)	The Fund commenced operations on December 29, 2021.
(2)	The Fund commenced operations on April 11, 2022.

Amounts designated as “—” are $0

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley Funds

STATEMENT OF CHANGES IN NET ASSETS

US Value Opportunities Fund

Period Ended April 30, 2022(1) (Unaudited)
Operations:
Net Investment Loss	$(7,831)
Net Realized Gain on investments	1,203,743
Net Unrealized Appreciation on investments	(4,920,262)

Net Increase in Net Assets Resulting from Operations	(3,724,350)

Capital Share Transactions:
I Shares
Issued	104,882,040
Redeemed	(486,000)

Net Increase in Net Assets from I Shares Transactions	104,396,040

Net Increase in Net Assets from Capital Share Transactions	104,396,040

Total Increase in Net Assets	100,671,690
Net Assets:
Beginning of Period	—

End of Period	$100,671,690

Share Transactions:
I Shares
Issued	10,488,203
Redeemed	(49,795)

Total Increase in I Shares	10,438,408

Net Increase in Shares Outstanding	10,438,408

(1) The Fund commenced operations on April 11, 2022.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley Funds

FINANCIAL HIGHLIGHTS
	Selected Per Share Data & Ratios For a Share Outstanding Throughout the Period
	Net Asset Value, Beginning of Period	Net Investment Income*	Net Realized and Unrealized Gain (Loss) on Investments	Total from Operations	Net Asset Value, End of Period	Total Return†	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets (including waivers and reimbursements)	Ratio of Expenses to Average Net Assets (excluding waivers and reimbursements)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover†
Concentrated Emerging Markets ESG Opportunities Fund
I Shares

2022@,(1)	$ 10.00	$ 0.02	$ (0.11)	($0.09)	$9.91	(0.90)%	$ 5,672	1.05%	4.01%	3.54%	5%
Credit Opportunities Fund
I Shares

2022@,(1)	$ 10.00	$ 0.12	$ (0.25)	($0.13)	$9.87	(1.30)%	$ 125,348	0.78%	1.00%	22.86%	1%
Emerging Markets Value Fund
I Shares

2022@,(2)	$ 10.00	$ 0.06	$ (0.08)	($0.02)	$9.98	(0.20)%	$ 1,896	0.99%	15.97%	1.75%	15%

Y Shares

2022@,(2)	$ 10.00	$ 0.05	$ (0.08)	($0.03)	$9.97	(0.30)%	$ 100	1.14%	16.12%	1.60%	15%
Floating Rate Fund
I Shares

`2022@,(1)	$ 10.00	$ 0.07	$ (0.10)	($0.03)	$9.97	(0.30)%	$ 114,763	0.60%	0.87%	12.68%	1%
International Value Fund
I Shares

2022@,(2)	$ 10.00	$ 0.09	$ 0.01	$0.10	$10.10	1.00%	$ 1,920	0.86%	15.47%	2.69%	18%

Y Shares

2022@,(2)	$ 10.00	$ 0.09	$ 0.01	$0.10	$10.10	1.00%	$ 101	1.01%	15.62%	2.54%	18%
Total Return Bond Fund
I Shares

2022@,(1)	$ 10.00	$ 0.06	$ (0.20)	($0.14)	$9.86	(1.40)%	$ 42,193	0.35%	1.01%	11.10%	1%
US Value Opportunities Fund
I Shares

2022@,(1)	$ 10.00	$ –	$ (0.36)	($0.36)	$9.64	(3.60)%	$ 100,672	0.71%	0.93%	(0.15)%	10%

@	For the six-months or period ended April 30, 2022 (Unaudited).
*	Per unit data calculated using average units method.
†

Total return and portfolio turnover are for the period indicated and have not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Commenced operations on April 11, 2022. All ratios for the period have been annualized.
(2)	Commenced operations on December 29, 2021. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

The Advisors’ Inner Circle Fund III	Barrow Hanley Funds
April 30, 2022 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 65 funds. The financial statements herein are those of the arrow Hanley Concentrated Emerging Markets ESG Opportunities Fund (the “Concentrated Emerging Markets ESG Opportunities Fund”), Barrow Hanley Credit Opportunities Fund (the “Credit Opportunities Fund”), Barrow Hanley Emerging Markets Value Fund (the “Emerging Markets Value Fund”), Barrow Hanley Floating Rate Fund (the “Floating Rate Fund”), Barrow Hanley International Value Fund (the “International Value Fund”), Barrow Hanley Total Return Bond Fund (the “Total Return Bond Fund”), and Barrow Hanley US Value Opportunities Fund (the “US Value Opportunities Fund”) (each a “Fund” and collectively, the “Funds”). The investment objective of Concentrated Emerging Markets ESG Opportunities Fund is to seek long term capital appreciation and consistent income. The investment objective of Credit Opportunities Fund and Floating Rate Fund is to seek to maximize total return, consistent with preservation of capital. The investment objective of Emerging Markets Value is to seek long term capital appreciation and consistent income from dividends. The investment objective of International Value Fund is to seek to obtain higher returns compared to the MSCI EAFE Index, while maintaining lower risk. The investment objective of Total Return Bond Fund is to seek to provide maximum long-term total return. The investment objective of US Value Opportunities Fund is to seek to achieve risk-adjusted equity returns in excess of the Fund’s benchmark over multiple year time periods. Each of the Funds is classified as diversified, as that term is defined under the Investment Company Act of 1940, as amended (the “1940 Act”). The Perpetual US Services LLC, doing business as PGIA serves as the Funds’ investment adviser (the “Adviser”). The Emerging Markets Value Fund and International Value Fund commenced operations on December 29, 2021 and currently offers I Shares and Y Shares. The Concentrated Emerging Markets ESG Opportunities Fund, Credit Opportunities Fund, Floating Rate Fund, Total Return Bond Fund, and US Value Opportunities Fund commenced operations on April 11, 2022 and currently offer I Shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements of the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (the “NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt

The Advisors’ Inner Circle Fund III	Barrow Hanley Funds
April 30, 2022 (Unaudited)

security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Knights of Columbus Asset Advisors LLC (“Knights of Columbus Asset Advisors” or the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, it may request that a Committee meeting be called.

The Funds use Markit Fair Value (“Markit”) as a third party fair valuation vendor. Markit provides a fair value for foreign securities held by the Funds based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Markit in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Funds value the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the fair values provided by Markit. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Markit are not reliable, the Adviser contacts the Funds Administrator and requests that a meeting of the Committee be held.

If a local market in which the Funds own securities is closed for one or more days, the Funds shall value all securities held in the corresponding currency based on the fair value prices provided by Markit using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical

The Advisors’ Inner Circle Fund III	Barrow Hanley Funds
April 30, 2022 (Unaudited)

assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.)

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended April 30, 2022, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely- than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the open tax year ends, since inception), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Dividend income and expense are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are based on specific identification. Interest income is recognized on an accrual basis from settlement date. Discounts and premiums on securities purchased are accreted and amortized using the effective interest method. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The

The Advisors’ Inner Circle Fund III	Barrow Hanley Funds
April 30, 2022 (Unaudited)

Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.

Cash — Idle cash may be swept into various time deposit accounts and money market sweep accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Investments in REITs — Dividend income from Real Estate Investment Trusts (“REIT”) is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Redemption Fees — The Concentrated Emerging Markets ESG, Opportunities, Total Return Bond Fund, Credit Opportunities Fund, Floating Rate Fund, and US Value Opportunities Fund retain a redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. For the period ended April 11, 2022, no redemption fees were charged.

Deferred Offering Costs — Offering costs of the Funds, including costs of printing the initial prospectus, legal, and registration fees, are amortized to expense over a twelve month period. As of April 30, 2022, the Funds’ paid the following deferred offering costs:

Deferred Offering Costs
Concentrated Emerging Markets ESG Opportunities Fund	$38,357
Credit Opportunities Fund	38,357
Emerging Markets Value Fund	55,244
Floating Rate Fund	38,537
International Value Fund	55,244
Total Return Bond Fund	38,537
US Value Opportunities Fund	38,537

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

The Advisors’ Inner Circle Fund III	Barrow Hanley Funds
April 30, 2022 (Unaudited)

4. Administration, Distribution, Shareholder Servicing, Transfer Agent and Custody Agreements:

The Funds and SEI Investments Global Fund Services (the “Administrator”) are parties to an Administration Agreement under which the Administrator provides management and administrative services to the Funds. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds.

For the period ended April 30, 2022, the Funds were charged the following for these services:

Administration Fees
Concentrated Emerging Markets ESG Opportunities Fund	$490
Credit Opportunities Fund	10,864
Emerging Markets Value Fund	31,216
Floating Rate Fund	10,151
International Value Fund	32,904
Total Return Bond Fund	3,642
US Value Opportunities Fund	8,993

The Funds have adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.15% based on the average daily net assets of the Funds’ I Shares and Y Shares. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds’ shareholders.

DST Systems, Inc. serves as the Transfer Agent and dividend disbursing agent for the Funds under a transfer agency agreement.

Brown Brothers Harriman & Co. serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

5. Investment Advisory Agreements and Sub-Advisory Agreements:

The Trust and the Adviser have entered into an investment advisory agreement (the “Advisory Agreement”) with respect to the Funds. Under the Advisory Agreement, the Adviser serves as the investment adviser and makes investment decisions for each Fund and continuously reviews, supervises and administers the investment program of each Fund, subject to the supervision of, and policies established by, the Board.

Advisory Fee Rate
Concentrated Emerging Markets ESG Opportunities Fund	0.93%
Credit Opportunities Fund	0.60%
Emerging Markets Value Fund	0.87%
Floating Rate Fund	0.45%
International Value Fund	0.66%
Total Return Bond Fund	0.35%
US Value Opportunities Fund	0.55%

For each Fund, the Adviser has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to keep total Annual Fund operating expenses (excluding interest, taxes, brokerage commissions and other costs and expenses relating to the securities that are purchased and sold by the Fund, shareholder servicing fees, acquired fund fees and

The Advisors’ Inner Circle Fund III	Barrow Hanley Funds
April 30, 2022 (Unaudited)

expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses, such as litigation (collectively, “excluded expenses”)) for I Shares and Y Shares from exceeding certain levels as set forth below until February 28, 2023 (each, a “contractual expense limit”) for the Emerging Markets Value Fund and the International Value Fund and February 28, 2024 for the Concentrated Emerging Markets ESG Opportunities Fund, the Credit Opportunities Fund, the Floating Rate Fund, the Total Return Bond Fund and US Value Opportunities Fund. This agreement will terminate automatically upon the termination of the Advisory Agreement and may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2023 for the Emerging Markets Value Fund and the International Value Fund and February 28, 2024 for the Concentrated Emerging Markets ESG Opportunities Fund, the Credit Opportunities Fund, the Floating Rate Fund, the Total Return Bond Fund and US Value Opportunities Fund. The contractual expense limitations for the Funds are as follows:

	I Shares	Y shares
Concentrated Emerging Markets ESG Opportunities Fund	1.05%	1.05%
Credit Opportunities Fund	0.78%	0.78%
Emerging Markets Value Fund	0.99%	0.99%
Floating Rate Fund	0.60%	0.60%
International Value Fund	0.86%	0.86%
Total Return Bond Fund	0.35%	0.35%*
US Value Opportunities Fund	0.71%	0.71%

* Effective March 1, 2024, the Adviser expects to contractually increase the contractual expense limit to 0.50% of the Total Return Bond Fund’s average daily net assets through February 28, 2025.

In addition, if at any point it becomes unnecessary for the Adviser to reduce fees or make expense reimbursements, the Board may permit the Adviser to retain the difference between the Total Annual Fund Operating Expenses and the expense caps listed above to recapture all or a portion of its prior fee reductions or reimbursements made during the preceding three-year period.

The Adviser further has agreed contractually to waive its investment advisory fee payable by the Credit Opportunities Fund in the amount of the investment advisory fee the Adviser receives from the Floating Rate Fund attributable to the assets of the Credit Opportunities Fund invested in the Floating Rate Fund until February 28, 2024. This agreement will terminate automatically upon the termination of the Fund’s investment advisory agreement and may be terminated: (i) by the Board for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2024.

Barrow, Hanley, Mewhinney & Strauss, LLC, (“Barrow Hanley” or the “Sub-Adviser”), located at 2200 Ross Avenue, 31st Floor, Dallas, TX 75201, serves as a sub-adviser to the Funds. Barrow Hanley, a Delaware limited liability company, is registered as an investment adviser with the SEC and was founded in 1979. Barrow Hanley provides investment advisory services to large institutional clients, mutual funds, employee benefit plans, endowments, foundations, limited liability companies and other institutions and individuals. Barrow Hanley is an indirect subsidiary of Perpetual Limited, a public company listed on the Australian Stock Exchange.

The Sub-Adviser will be responsible for the day-to-day management of each Funds’ investment portfolio in accordance with the investment policies and guidelines of the Funds subject to the general oversight of the Adviser.

The provision of investment advisory services by the Sub-Adviser is governed by an individual investment sub-advisory agreement between the Sub-Adviser and the Adviser (“the Sub-Advisory Agreement”). Under the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Funds, makes investment decisions for the Funds and administers the investment program of the Funds, subject to the supervision of, and policies established by, the Adviser and the Board.

The Advisors’ Inner Circle Fund III	Barrow Hanley Funds
April 30, 2022 (Unaudited)

After the initial two-year term, the continuance of the Sub-Advisory Agreement must be specifically approved at least annually: (i) by the vote of the Trustees or by a vote of the majority of the outstanding voting securities of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreement or “interested persons” of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Sub-Advisory Agreement will terminate automatically in the event of its assignment or in the event of the termination of the Advisory Agreement, and is terminable at any time without penalty by the Board.

For the services provided pursuant to the Sub-Advisory Agreement, the Sub-Adviser receives an annual fee from the Adviser at the following annual rates based on 50% of the advisory fee rate for each Fund:

Sub-Adviser Fee Rate
Concentrated Emerging Markets ESG Opportunities Fund	0.465%
Credit Opportunities Fund	0.30%
Emerging Markets Value	0.435%
Floating Rate Fund	0.225%
International Value	0.33%
Total Return Bond Fund	0.175%
US Value Opportunities Fund	0.275%

6. Investment Transactions:

For the period ended April 30, 2022, the purchases and sales of investment securities other than long-term U.S. Government, short-term investments and in-kinds were as follows:

	U.S. Gov’t	Other	Total
Concentrated Emerging Markets ESG Opportunities Fund
Purchases	$—	$1,913,106	$1,913,106
Sales	—	244,463	244,463
Credit Opportunities Fund
Purchases	—	124,166,181	124,166,181
Sales	—	917,500	917,500
Emerging Markets Value Fund
Purchases	—	2,257,811	2,257,811
Sales	—	271,509	271,509
Floating Rate Fund
Purchases	—	20,872,320	20,872,320
Sales	—	246,884	246,884
International Value Fund
Purchases	—	2,342,423	2,342,423
Sales	—	360,040	360,040
Total Return Bond Fund
Purchases	—	564,173	564,173
Sales	—	906,871	906,871
US Value Opportunities Fund
Purchases	—	97,484,648	97,484,648
Sales	—	9,865,127	9,865,127

The Advisors’ Inner Circle Fund III	Barrow Hanley Funds
April 30, 2022 (Unaudited)

7. Federal Tax Information:

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by Funds at April 30, 2022, were as follows:

	Federal Tax Cost	Appreciated Securities	Depreciated Securities	Net Unrealized Appreciation (Depreciation)

Concentrated Emerging Markets ESG Opportunities Fund	$ 5,278,433	$ 226,794	$ (157,362)	$ 69,432
Credit Opportunities Fund	125,603,153	91,795	(3,099,821)	(3,008,026)
Emerging Markets Value Fund	1,968,393	129,657	(124,274)	5,383
Floating Rate Fund	116,205,736	133,382	(1,174,301)	(1,040,919)
International Value Fund	1,995,717	144,034	(154,627)	(10,593)
Total Return Bond Fund	42,084,907	21,506	(845,637)	(824,131)
US Value Opportunities Fund	88,821,841	12,484,321	(4,085,544)	8,398,777

8. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Funds will achieve their investment objectives. You could lose money by investing in the Funds. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The principal risk factors affecting shareholders’ investments in the Funds are set forth below.

Credit Risk – The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Interest Rate Risk – As with most funds that invest in fixed income securities, changes in interest rates could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities and lower credit qualities) and the Fund’s share price to fall. Very low or negative interest rates may prevent the Fund from generating positive returns and may increase the risk that if followed by rising interest rates the Fund’s performance will be negatively impacted.

Fixed Income Securities Risk – The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets.

Corporate Fixed Income Securities Risk – The prices of the Fund’s corporate fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness and business prospects of individual issuers.

Commercial Paper Risk – Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer’s underlying asset portfolio and the issuer’s ability to issue new asset-backed commercial paper.

The Advisors’ Inner Circle Fund III	Barrow Hanley Funds
April 30, 2022 (Unaudited)

Equity Risk – Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity market has moved in cycles, and the value of the Fund’s securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility. Common stock is generally subordinate to preferred stock and debt securities with respect to the payment of dividends and upon the liquidation or bankruptcy of the issuing company.

Emerging Markets Securities Risk – The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.

Custody Risk – Custody risk refers to the risks inherent in the process of clearing and settling trades and to the holding of securities, cash and other assets by local banks, agents and depositories. Low trading volumes and volatile prices in less developed markets make trades harder to complete and settle, and governments or trade groups may compel local agents to hold securities in designated depositories that may not be subject to independent evaluation. Communications between the U.S. and emerging market countries may be unreliable, increasing the risk of delayed settlements or losses of security certificates. Practices in relation to the settlement of securities transactions in emerging markets involve higher risks than those in developed markets. In addition, the laws of certain countries may put limits on the Fund’s ability to recover its assets if a foreign bank or depository or issuer of a security or an agent of any of the foregoing goes bankrupt. The Fund would absorb any loss resulting from such custody problems and may have no successful claim for compensation.

Foreign Company Risk – Investing in foreign companies, including direct investments and investments through ADRs, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the same level of regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the Fund’s portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers and foreign markets and securities may be less liquid. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Foreign Currency Risk – Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, would be adversely affected.

Geographic Focus Risk – To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

The Advisors’ Inner Circle Fund III	Barrow Hanley Funds
April 30, 2022 (Unaudited)

Risk of Investing in China – The Chinese economy is generally considered an emerging market and can be significantly affected by economic and political conditions and policy in China and surrounding Asian countries. A relatively small number of Chinese companies represents a large portion of China’s total market and thus may be more sensitive to adverse political or economic circumstances and market movements. The economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others. Under China’s political and economic system, the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership. In addition, expropriation, including nationalization, confiscatory taxation, political, economic or social instability or other developments could adversely affect and significantly diminish the values of the Chinese companies in which the Fund invests. The Fund may invest in shares of Chinese companies traded on stock markets in China or Hong Kong. These stock markets have recently experienced high levels of volatility, which may continue in the future. The Hong Kong stock market may behave differently from the China stock markets and there may be little to no correlation between the performance of the Hong Kong stock market and the China stock markets.

Stock Connect Investing Risk – Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns. For example, trading through Stock Connect is subject to daily quotas that limit the maximum daily net purchases on any particular day, which may restrict or preclude the Fund’s ability to invest in China A Shares through Stock Connect. In addition, investments made through Stock Connect are subject to trading, clearance and settlement procedures that are relatively untested, which could pose risks to the Fund. Moreover, China A Shares purchased through Stock Connect generally may not be sold, purchased or otherwise transferred other than through Stock Connect in accordance with applicable rules. A primary feature of Stock Connect is the application of the home market’s laws and rules applicable to investors in China A Shares. Therefore, the Fund’s investments in China A Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules, among other restrictions. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in China A Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect will only operate on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. There may be occasions when the Fund may be subject to the risk of price fluctuations of China A Shares during the time when Stock Connect is not trading. Stock Connect is a relatively new program. Further developments are likely and there can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect the Fund’s investments or returns. In addition, the application and interpretation of the laws and regulations of Hong Kong and China, and the rules, policies or guidelines published or applied by relevant regulators and exchanges in respect of Stock Connect are uncertain, and they may have a detrimental effect on the Fund’s investments and returns.

Large Capitalization Risk – The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Small and Medium Capitalization Risk – The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded OTC. OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Depositary Receipts Risk – While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities. Investments in ADRs may be less liquid and more volatile than the underlying securities in their primary trading market. If an ADR is denominated in a different currency than its underlying securities, the Fund will

The Advisors’ Inner Circle Fund III	Barrow Hanley Funds
April 30, 2022 (Unaudited)

be subject to the currency risk of both the investment in the ADR and the underlying security. Holders of ADRs may have limited or no rights to take action with respect to the underlying securities or to compel the issuer of the receipts to take action. The prices of ADRs may differ from the prices of securities upon which they are based. U.S. Government Securities Risk – The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Inflation Protected Securities Risk – The value of inflation protected securities, including TIPS, will generally fluctuate in response to changes in “real” interest rates, generally decreasing when real interest rates rise and increasing when real interest rates fall. Real interest rates represent nominal (or stated) interest rates reduced by the expected impact of inflation. In addition, interest payments on inflation-indexed securities will generally vary up or down along with the rate of inflation.

Municipal Bonds Risk – The Fund could be impacted by events in the municipal securities market. Negative events, such as severe fiscal difficulties, bankruptcy, an economic downturn, unfavorable legislation, court rulings or political developments could adversely affect the ability of municipal issuers to repay principal and to make interest payments.

Bank Loans Risk – Investments in bank loans (through both assignments and participations) are generally subject to the same risks as investments in other types of debt instruments, including, in many cases, investments in high yield bonds. There may be limited public information available regarding bank loans and bank loans may be difficult to value. If the Fund holds a bank loan through another financial institution, or relies on a financial institution to administer the loan, its receipt of principal and interest on the loan may be subject to the credit risk of that financial institution. It is possible that collateral securing a loan, if any, may be insufficient or unavailable to the Fund, and that the Fund’s rights to collateral may be limited by bankruptcy or insolvency laws. In addition, the secondary market for bank loans may be subject to irregular trading activity and wide bid/ask spreads, which may cause the Fund to be unable to realize the full value of its investment in a bank loan. Bank loans may have extended settlement periods that exceed seven days and, accordingly, may be considered illiquid. Purchases and sales of loans in the secondary market generally are subject to contractual restrictions that may delay the Fund’s ability to make timely redemptions.

Bank loans may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws.

Mortgage-Backed Securities Risk – Mortgage-backed securities are affected by, among other things, interest rate changes and the possibility of prepayment of the underlying mortgage loans. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations.

Asset-Backed Securities Risk – Payment of principal and interest on asset-backed securities is dependent largely on the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.

Convertible Securities Risk – The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

High Yield Bond Risk – High yield, or “junk,” bonds are debt securities rated below investment grade. High yield bonds are speculative, involve greater risks of default, downgrade, or price declines and are more volatile and tend to be less liquid

The Advisors’ Inner Circle Fund III	Barrow Hanley Funds
April 30, 2022 (Unaudited)

than investment-grade securities. Companies issuing high yield bonds are less financially strong, are more likely to encounter financial difficulties, and are more vulnerable to adverse market events and negative sentiments than companies with higher credit ratings.

Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance.

Prepayment Risk – The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Extension Risk – The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Active Management Risk – The Fund is subject to the risk that the Adviser’s or the Sub-Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to its benchmark index or other funds with similar objectives and investment strategies.

New Adviser Risk – The Adviser is a newly registered investment adviser and has not previously managed a mutual fund. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.

New Fund Risk – Because the Fund is new, investors in the Fund bear the risk that the Fund may not be successful in implementing its investment strategy, may not employ a successful investment strategy, or may fail to attract sufficient assets under management to realize economies of scale, any of which could result in the Fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. Such liquidation could have negative tax consequences for shareholders and will cause shareholders to incur expenses of liquidation.

Market Risk – The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Management/Systematic or Quantitative Process Risk – The value of the Fund may decline if the Adviser’s or the Sub-Adviser’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect. Because the Adviser and the Sub-Adviser each relies, in part, on a systematic, quantitative screening process in selecting securities for the Fund, the Fund is subject to the additional risk that the Adviser’s or the Sub-Adviser’s judgments regarding the investment criteria underlying the screening process may prove to be incorrect.

The foregoing is not intended to be a complete discussion of the risks associated with investing in the Funds. A more complete description of risks associated with the Funds is included in the prospectus and statement of additional information.

The Advisors’ Inner Circle Fund III	Barrow Hanley Funds
April 30, 2022 (Unaudited)

9. Concentration of Shareholders:

At April 30, 2022, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders was as follows:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

	No. of Shareholders I Shares	% Ownership	No, of Shareholders Y Shares	% Ownership

Concentrated Emerging Markets ESG Opportunities Fund	2	37%	—	—

Credit Opportunities Fund	5	76%	—	—

Emerging Markets Value Fund	1	100%	1	100%

Floating Rate Fund	3	92%	—	—

International Value Fund	1	100%	1	100%

Total Return Bond Fund	6	83%	—	—

US Value Opportunities Fund	5	81%	—	—

10. In-Kind Transactions:

During the period ended April 30, 2022, the following Funds issued shares of beneficial interest in exchange for securities. The securities were transferred at their current value on the date of the transaction.

Fund Name	Transaction Date	Shares Issued	Securities at Value	Cash	Income Receivable	Other	Total Assets
Concentrated Emerging Markets ESG Opportunities Fund*	4/11/2022	572,284	$3,609,032	$2,127,409	$19,404	$(33,000)	$5,722,845
Credit Opportunities Fund	4/11/2022	12,695,339	124,487,417	949,695	1,516,281	-	126,953,393
Floating Rate Fund	4/11/2022	11,905,925	124,067,612	5,066,323	519,534	(10,594,220)	119,059,249
Total Return Bond Fund	4/11/2022	4,278,912	41,963,009	421,387	194,833	209,893	42,789,122
US Value Opportunities Fund*	4/11/2022	10,488,203	101,862,969	2,767,933	251,138	-	104,882,040

*	Concentrated Emerging Markets ESG Opportunities Fund and US Value Opportunities Fund includes unrealized appreciation of $133,748 and $13,319,039, respectively.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments, other than that listed below, were required to the financial statements as of April 30, 2022.

The Advisors’ Inner Circle Fund III	Barrow Hanley Funds
April 30, 2022 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for Fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2021 to April 30, 2022.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Annualized Expense Ratios	Expenses Paid During Period
Concentrated Emerging Markets ESG Opportunities Fund(1)
Actual Fund Return
I Shares	$1,000.00	$991.00	1.05%	$0.54*
Hypothetical 5% Return
I Shares	$1,000.00	$1,019.59	1.05%	$5.26***
Credit Opportunities Fund(1)
Actual Fund Return
I Shares	$1,000.00	$987.00	0.78%	$0.40*
Hypothetical 5% Return
I Shares	$1,000.00	$1,020.93	0.78%	$3.91***
Emerging Markets Value Fund(2)
Actual Fund Return
I Shares	$1,000.00	$998.00	0.99%	$3.31**
Y Shares	1,000.00	997.00	1.14%	3.80**
Hypothetical 5% Return
I Shares	$1,000.00	$1,019.89	0.99%	$4.96***
Y Shares	1,000.00	1,019.14	1.14%	5.71***

The Advisors’ Inner Circle Fund III	Barrow Hanley Funds
April 30, 2022 (Unaudited)

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Annualized Expense Ratios	Expenses Paid During Period
Floating Rate Fund(1)
Actual Fund Return
I Shares	$1,000.00	$997.00	0.60%	$0.31*
Hypothetical 5% Return
I Shares	$1,000.00	$1,021.82	0.60%	$3.01***
International Value Fund(2)
Actual Fund Return
I Shares	$1,000.00	$1,010.00	0.86%	$2.89**
Y Shares	1,000.00	1,010.00	1.01%	3.39**
Hypothetical 5% Return
I Shares	$1,000.00	$1,020.53	0.86%	$4.31***
Y Shares	1,000.00	1,019.79	1.01%	5.06***
Total Return Bond Fund(1)
Actual Fund Return
I Shares	$1,000.00	$986.00	0.35%	$0.18*
Hypothetical 5% Return
I Shares	$1,000.00	$1,023.06	0.35%	$1.76***
US Value Opportunities Fund(1)
Actual Fund Return
I Shares	$1,000.00	$964.00	0.71%	$0.36*
Hypothetical 5% Return
I Shares	$1,000.00	$1,021.27	0.71%	$3.46***

(1) Commenced operations on April 11, 2022.

(2) Commenced operations on December 29, 2021.

* Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 19/365 (to reflect the period from inception to date).

** Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 122/365 (to reflect the period from inception to date).

*** Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half period shown).

The Advisors’ Inner Circle Fund III	Barrow Hanley Funds
April 30, 2022 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Barrow Hanley Emerging Markets Value Fund

Barrow Hanley International Value Fund

Barrow Hanley Concentrated Emerging Markets ESG Opportunities Fund

Barrow Hanley Total Return Bond Fund

Barrow Hanley Credit Opportunities Fund

Barrow Hanley Floating Rate Fund

Barrow Hanley US Value Opportunities Fund

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Funds’ advisory and sub-advisory agreements (the “Agreements”) must be approved: (i) by a vote of a majority of the shareholders of the Funds; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

Board meetings were held on December 17, 2021 and March 17, 2022 to decide whether to approve the Agreements for initial two-year terms (the “Meetings”). The Meetings were held via videoconference in reliance on relief provided in orders issued by the Securities and Exchange Commission on March 13, 2020, March 25, 2020 and June 19, 2020 from 1940 Act sections and rules requiring that certain votes of a company’s board of trustees be cast in person due to circumstances related to the current or potential effects of the COVID-19 pandemic. In preparation for the Meetings, the Trustees requested that the Adviser and the Sub-Adviser furnish information necessary to evaluate the terms of the Agreements. The Trustees used this information, as well as other information that the Adviser, the Sub-Adviser and other service providers of the Funds presented or submitted to the Board at the Meetings, to help them decide whether to approve the Agreements for initial two-year terms.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Adviser and other service providers of the Funds regarding: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; (ii) the Adviser’s and the Sub-Adviser’s investment management personnel; (iii) the Adviser’s and the Sub-Adviser’s operations and financial condition; (iv) the Adviser’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Funds’ proposed advisory fees to be paid to the Adviser and overall fees and operating expenses compared with peer groups of mutual funds; (vi) the Adviser’s and the Sub-Adviser’s compliance programs, including a description of material compliance matters and material compliance violations; (vii) the Adviser’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (viii) the Adviser’s and the Sub-Adviser’s investment experience; (ix) the Adviser’s rationale for introducing the Funds as well as the Funds’ proposed objectives and strategies; (x) the Adviser’s rationale for recommending the Sub-Adviser; and (x) the Sub-Adviser’s performance in managing similar accounts to the Barrow Hanley Emerging Markets Value Fund and Barrow Hanley International Value Fund.

Representatives from the Adviser and the Sub-Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Meetings to help the Trustees evaluate the Adviser’s and the Sub-Adviser’s services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management, the Adviser and the Sub-Adviser.

At the Meetings, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Adviser and other service providers of the Funds, approved the Agreements. In considering the approval of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser; and (ii) the fees to be paid to the Adviser and the Sub-Adviser, as discussed in further detail below.

Nature, Extent and Quality of Services to be Provided by the Adviser and the Sub-Adviser

In considering the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Board reviewed the portfolio management services to be provided by the Adviser and the Sub-Adviser to the Funds, including the quality and continuity of the Adviser’s and the Sub-Adviser’s portfolio management personnel, the resources of the Adviser and the Sub-Adviser, and the Adviser’s and

The Advisors’ Inner Circle Fund III	Barrow Hanley Funds
April 30, 2022 (Unaudited)

the Sub-Adviser’s compliance histories and compliance programs. The Trustees reviewed the terms of the proposed Agreements. The Trustees also reviewed the Adviser’s and the Sub-Adviser’s proposed investment and risk management approaches for the Funds. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Adviser. The most recent investment adviser registration forms (“Form ADV”) for the Adviser and the Sub-Adviser were available to the Board, as were the responses of the Adviser and the Sub-Adviser to a detailed series of questions which included, among other things, information about the investment advisory services to be provided by the Adviser and the Sub-Adviser to the Funds.

The Trustees also considered other services to be provided to the Funds by the Adviser and the Sub-Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Funds by the Adviser and the Sub-Adviser would be satisfactory.

Costs of Advisory Services

In considering the advisory fees payable by the Funds to the Adviser, as well as the fees payable by the Adviser to the Sub-Adviser, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Adviser and the Sub-Adviser. The Trustees also reviewed reports prepared by the Funds’ administrator comparing the Funds’ net and gross expense ratios and advisory fees to those paid by peer groups of mutual funds as classified by Lipper, an independent provider of investment company data. The Trustees reviewed pro forma fee and expense information, as well as the management fees charged by the Sub-Adviser to other clients with comparable mandates to the Barrow Hanley Emerging Markets Value Fund, Barrow Hanley International Value Fund, Barrow Hanley Total Return Bond Fund, Barrow Hanley Credit Opportunities Fund and Barrow Hanley US Value Opportunities Fund. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Funds and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Funds are subject. The Trustees also considered that the Adviser, not the Funds, would pay the Sub-Adviser pursuant to the sub-advisory agreement and that the fee payable to the Sub-Adviser would reflect an arms-length negotiation between the Adviser and the Sub-Adviser. The Trustees evaluated both the fee that would be payable under the sub-advisory agreement and the portion of the fee under the advisory agreement that would be retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Adviser and the Sub-Adviser. The Board also considered the Adviser’s and the Sub-Adviser’s commitment to managing the Funds and the Adviser’s willingness to enter into expense limitation and fee waiver arrangements with the Funds.

Investment Performance, Profitability and Economies of Scale

Because the Funds were new and had not commenced operations, they did not yet have an investment performance record and it was not possible to determine the profitability that the Adviser or the Sub-Adviser might achieve with respect to the Funds or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Funds grow. Accordingly, the Trustees did not make any conclusions regarding the Funds’ investment performance, the Adviser’s or the Sub-Adviser’s profitability, or the extent to which economies of scale would be realized by the Adviser or the Sub-Adviser as the assets of the Funds grow, but will do so during future considerations of the Agreements.

Approval of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements for initial terms of two years. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Perpetual Funds

PO Box 588

Portland, ME 04112

866-778-6397

Investment Adviser:

Perpetual US Services LLC, doing business as PGIA

155 North Wacker Drive, Suite 4250

Chicago, Illinois 60606

Sub-Adviser

Barrow, Hanley, Mewhinney & Strauss, LLC

2200 Ross Avenue, 31st Floor

Dallas, TX 75201

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

PBH-SA-001-0100

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.    Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.     Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.     Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.     Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.     Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.     Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.    Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items  12.     Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items  13.     Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2022

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Treasurer, Controller, and CFO

Date: July 8, 2022